UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-06566
                                                    --------------

                           Phoenix Multi-Series Trust
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                              Greenfield, MA 01301
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

             Kevin J. Carr, Esq.                       John R. Flores, Esq.
Vice President, Chief Legal Officer, Counsel              Vice President
        and Secretary for Registrant              Litigation/Employment Counsel
       Phoenix Life Insurance Company             Phoenix Life Insurance Company
              One American Row                           One American Row
             Hartford, CT 06102                         Hartford, CT 06102
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                          ---------------

                       Date of fiscal year end: October 31
                                               -----------

                    Date of reporting period: April 30, 2005
                                             ---------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


SEMIANNUAL REPORT

[GRAPHIC OMITTED] APRIL 30, 2005




PHOENIX-GOODWIN MULTI-SECTOR FIXED
INCOME FUND


PHOENIX-GOODWIN MULTI-SECTOR SHORT
TERM BOND FUND



[GRAPHIC OMITTED]
Do you want to stop receiving fund documents by mail?

Go to PhoenixInvestments.com, log in and sign up for E-Delivery



[GRAPHIC OMITTED] PHOENIX
                  INVESTMENT PARTNERS, LTD.

                  COMMITTED TO INVESTOR SUCCESS(R)

--------------------------------------------------------------------------------

Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.

--------------------------------------------------------------------------------



     This report is not authorized for distribution to prospective investors in the Phoenix Multi-Series Trust unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund's record and other pertinent information.

MESSAGE FROM THE CHAIRMAN


DEAR SHAREHOLDER:

      I encourage you to review this semiannual report for the Phoenix-Goodwin Multi-Sector Fixed Income Fund and Phoenix-Goodwin Multi-Sector Short Term Bond Fund for the six months ended April 30, 2005.

      As of this writing, the pace of the United States' economic growth is beginning to slow. While the economy grew at a healthy 4.4% rate last year, signs of deceleration were evident in the first quarter of 2005. It appears rising interest rates and energy prices are starting to weigh on consumer confidence. The equity market has given back much of its gains from the post-election rally of last fall. At the same time, concerns over rising inflation and record deficits are likely to keep upward pressure on interest rates for the near term.

      No matter what the market brings, short-term performance changes should not distract you from your long-term financial plan. Now may be an opportune time for you to review your portfolio with your financial advisor to make sure that your asset allocation remains on target for you. Keep in mind that finding the best balance of performance and protection requires discipline and diversification.1 Your Phoenix Fund allocation may help in this effort.

      As an alternative to paper mail, if you would like to view your fund communications electronically, including account statements, prospectuses, annual and semiannual reports, sign up for our e-delivery service. To register, go online to PhoenixInvestments.com, select the Individual Investors option, and follow the e-delivery instructions, or call Mutual Fund Services at 1-800-243-1574 and a customer service representative will be happy to assist you.


Sincerely,

/s/ Philip R. McLoughlin

Philip R. McLoughlin
Chairman, Phoenix Funds

MAY 2005

1 DIVERSIFICATION DOES NOT GUARANTEE AGAINST A LOSS, AND THERE IS NO GUARANTEE THAT A DIVERSIFIED PORTFOLIO WILL OUTPERFORM A NON-DIVERSIFIED PORTFOLIO.

The preceding information is the opinion of the Chairman of the Phoenix Funds Board of Trustees. There is no guarantee that market forecasts discussed will be realized.

TABLE OF CONTENTS

Glossary ..................................................................    3
Phoenix-Goodwin Multi-Sector Fixed Income Fund ............................    4
Phoenix-Goodwin Multi-Sector Short Term Bond Fund .........................   15
Notes to Financial Statements .............................................   30
Board of Trustees' Consideration of Investment Advisory Agreements ........   36
Fund Management Tables ....................................................   37

GLOSSARY

CONSUMER PRICE INDEX (CPI)
Measures the change in consumer prices of goods and services, including housing, electricity, food, and transportation, as determined by a monthly survey of the U.S. Bureau of Labor Statistics. Also called the cost-of-living index.

REITS
Real estate investment trusts are typically publicly traded companies that own, develop and operate income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.





INDEXES ARE UNMANAGED AND NOT AVAILABLE FOR DIRECT INVESTMENT; THEREFORE THEIR PERFORMANCE DOES NOT REFLECT THE EXPENSES ASSOCIATED WITH THE ACTIVE MANAGEMENT OF AN ACTUAL PORTFOLIO.

PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME FUND


ABOUT YOUR FUND'S EXPENSES (UNAUDITED)

   We believe it is important for you to understand the impact of costs on your investments. All mutual funds have operating expenses. As a shareholder of the Multi-Sector Fixed Income Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

   The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

   The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

   Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower depending on the amount of your investment and timing of any purchases or redemptions.

   Multi-Sector             Beginning              Ending          Expenses Paid
 Fixed Income Fund        Account Value         Account Value         During
      Class A            October 31, 2004      April 30, 2005         Period*
--------------------------------------------------------------------------------
Actual                       $1,000.00            $1,003.93            $6.00
Hypothetical (5% return
  before expenses)            1,000.00             1,018.73             6.06

*EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.21%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

   Multi-Sector             Beginning              Ending          Expenses Paid
 Fixed Income Fund        Account Value         Account Value         During
      Class B            October 31, 2004      April 30, 2005         Period*
--------------------------------------------------------------------------------
Actual                       $1,000.00            $1,000.24            $9.71
Hypothetical (5% return
  before expenses)            1,000.00             1,014.97             9.83

*EXPENSES ARE EQUAL TO THE FUND'S CLASS B ANNUALIZED EXPENSE RATIO OF 1.96%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

   Multi-Sector             Beginning              Ending          Expenses Paid
 Fixed Income Fund        Account Value         Account Value         During
      Class C            October 31, 2004      April 30, 2005         Period*
--------------------------------------------------------------------------------
Actual                       $1,000.00            $1,000.19            $9.73
Hypothetical (5% return
  before expenses)            1,000.00             1,014.95             9.85

*EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 1.96%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

YOU CAN FIND OUT MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

Phoenix-Goodwin Multi-Sector Fixed Income Fund

--------------------------------------------------------------------------------
Sector Weightings (Unaudited)                                            4/30/05
--------------------------------------------------------------------------------

As a percentage of total investments

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

Domestic Corporate Bonds                        42%
Foreign Corporate Bonds                         16
Foreign Government Securities                   14
Non-Agency Mortgage-Backed Securities           10
Agency Mortgage Backed Securities                9
U.S. Government Securities                       6
Municipal Bonds                                  2
Other                                            1


                             SCHEDULE OF INVESTMENTS
                                 APRIL 30, 2005
                                   (UNAUDITED)


                                                   PAR VALUE
                                                     (000)           VALUE
                                                   ---------     ------------

U.S. GOVERNMENT SECURITIES--5.6%

U.S. TREASURY NOTES--5.6%
U.S. Treasury Inflationary Note 0.875%, 4/15/10(l)   $5,030      $  5,022,654
U.S. Treasury Note 4%, 2/15/15 ....................   3,250         3,198,332

-----------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $8,142,922)                                        8,220,986
-----------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--8.7%

FHLMC 4.375%, 4/15/15 .............................     575           573,279
Final Maturity Amortizing Notes 05-2 1 4%, 2/25/10      750           743,672
FNMA 4.50%, 6/1/19 ................................   1,469         1,454,778
FNMA 5.50%, 4/1/34 ................................     223           225,175
FNMA 5.50%, 6/1/34 ................................   1,821         1,840,304
FNMA 6%, 8/1/34 ...................................   1,953         2,007,502
FNMA 5.50%, 1/1/35 ................................   4,421         4,467,618
FNMA 5.50%, 2/1/35 ................................   1,464         1,479,647

-----------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $12,794,438)                                      12,791,975
-----------------------------------------------------------------------------

MUNICIPAL BONDS--1.7%

FLORIDA--1.5%
University of Miami Exchangeable Revenue Taxable
Series A 7.65%, 4/1/20 (MBIA Insured) .............   2,000         2,112,240


                                                   PAR VALUE
                                                     (000)           VALUE
                                                   ---------     ------------

SOUTH DAKOTA--0.2%
Educational Enhancement Funding Corp. Revenue
Taxable Series A 6.72%, 6/1/25 ....................  $  323      $    314,207

-----------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $2,324,112)                                        2,426,447
-----------------------------------------------------------------------------

ASSET-BACKED SECURITIES--0.8%

Bombardier Capital Mortgage Securitization Corp. ..
99-A, A3 5.98%, 1/15/18 ...........................   1,210         1,161,099

-----------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $1,173,029)                                        1,161,099
-----------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--42.4%

AEROSPACE & DEFENSE--0.4%
L-3 Communications Corp. 6.125%, 1/15/14 ..........     550           543,125

AIRLINES--3.9%
American Airlines, Inc. 01-1 6.977%, 11/23/22 .....   1,360         1,238,544
Continental Airlines, Inc. 01-1 6.703%, 12/15/22 ..     629           597,386

Continental Airlines, Inc. 01-1, A2 6.503%,
12/15/12 ..........................................     467           446,708

Continental Airlines, Inc. 98-1 A 6.648%, 3/15/19 .     627           598,110
Delta Air Lines, Inc. 02-1, G-1 6.718%, 7/2/24 ....   1,509         1,577,344
Delta Air Lines, Inc. 02-1, G-2 6.417%, 1/2/14 ....   1,161         1,211,446
                                                                 ------------
                                                                    5,669,538
                                                                 ------------

APPAREL, ACCESSORIES & LUXURY GOODS--0.3%
Phillips-Van Heusen Corp. 7.25%, 2/15/11 ..........     500           502,500


                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Fixed Income Fund


                                                   PAR VALUE
                                                     (000)           VALUE
                                                   ---------     ------------

AUTO PARTS & EQUIPMENT--0.5%
American Axle & Manufacturing, Inc. 5.25%,
2/11/14 ...........................................  $  500      $    404,225

Dura Operating Corp. Series D 9%, 5/1/09 ..........     500           353,750
                                                                 ------------
                                                                      757,975
                                                                 ------------

AUTOMOTIVE RETAIL--0.2%
Pep Boys (The)- Manny Moe Jack 7.50%, 12/15/14 ....     350           337,750

BROADCASTING & CABLE TV--2.0%
Cox Communications, Inc. 144A 5.45%, 12/15/14(b) ..     375           374,282
Echostar DBS Corp. 144A 6.625%, 10/1/14(b) ........     700           682,500

Insight Midwest LP/Insight Capital, Inc. 10.50%,
11/1/10 ...........................................     500           535,000

Liberty Media Corp. 5.70%, 5/15/13 ................   1,000           947,064
Radio One, Inc. 144A 6.375%, 2/15/13(b) ...........     375           366,563
                                                                 ------------
                                                                    2,905,409
                                                                 ------------

BUILDING PRODUCTS--0.5%
Nortek, Inc. 8.50%, 9/1/14 ........................     325           289,250
Ply Gem Industries, Inc. 9%, 2/15/12 ..............     500           435,000
                                                                 ------------
                                                                      724,250
                                                                 ------------

CASINOS & GAMING--2.5%
Argosy Gaming Co. 7%, 1/15/14 .....................   1,000         1,097,500
Herbst Gaming, Inc. 8.125%, 6/1/12 ................     500           523,750

Mohegan Tribal Gaming Authority 144A 6.125%,
2/15/13(b) ........................................     500           495,000

Penn National Gaming, Inc. 6.875%, 12/1/11 ........     490           491,225
River Rock Entertainment Authority 9.75%, 11/1/11 .     250           267,500
Scientific Games Corp. 144A 6.25%, 12/15/12(b) ....     500           492,500
Seneca Gaming Corp. 7.25%, 5/1/12 .................     250           248,750
                                                                 ------------
                                                                    3,616,225
                                                                 ------------

CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--0.3%
Case Corp. 7.25%, 1/15/16 .........................     500           465,000

CONSUMER FINANCE--1.0%
Capital One Financial Corp. 5.25%, 2/21/17 ........     440           430,163
Ford Motor Credit Co. 7.25%, 10/25/11 .............     700           647,818
General Motors Acceptance Corp. 6.875%, 9/15/11 ...     500           438,601
                                                                 ------------
                                                                    1,516,582
                                                                 ------------

DIVERSIFIED CHEMICALS--0.7%
Huntsman International LLC 144A 7.375%, 1/1/15(b) .     500           501,250
Huntsman LLC 144A 10.641%, 7/15/11(b)(c) ..........     500           537,500
                                                                 ------------
                                                                    1,038,750
                                                                 ------------


                                                   PAR VALUE
                                                     (000)           VALUE
                                                   ---------     ------------

DIVERSIFIED COMMERCIAL SERVICES--1.5%
Adesa, Inc. 7.625%, 6/15/12 .......................  $  500      $    490,000
Mobile Mini, Inc. 9.50%, 7/1/13 ...................   1,500         1,650,000
                                                                 ------------
                                                                    2,140,000
                                                                 ------------

DIVERSIFIED METALS & MINING--0.5%
Freeport-McMoRan Copper & Gold, Inc. 10.125%,
2/1/10 ............................................     675           742,500

DRUG RETAIL--0.5%
NeighborCare, Inc. 6.875%, 11/15/13 ...............     750           787,500

ELECTRIC UTILITIES--1.5%
Midwest Generation LLC 8.75%, 5/1/34 ..............   1,000         1,095,000

MSW Energy Holdings II LLC/MSW Energy
Finance Co. II, Inc. Series B 7.375%, 9/1/10 ......     900           900,000

MSW Energy Holdings LLC/MSW Energy
Finance Co., Inc. 8.50%, 9/1/10 ...................     250           258,750
                                                                 ------------
                                                                    2,253,750
                                                                 ------------

ELECTRONIC MANUFACTURING SERVICES--0.8%
Sanmina-SCI Corp. 144A 6.75%, 3/1/13(b) ...........   1,250         1,125,000

FOOD RETAIL--0.2%
Couche-Tard U.S. LP/Couche-Tard Finance Corp. .....
7.50%, 12/15/13 ...................................     335           345,050

FOREST PRODUCTS--0.5%
Weyerhaeuser Co. 6.75%, 3/15/12 ...................     750           801,756

GAS UTILITIES--0.7%
Amerigas Partners LP 144A 7.25%, 5/20/15(b)(m) ....     500           502,500

Suburban Propane Partners LP/Suburban Energy
Finance Corp. 6.875%, 12/15/13 ....................     500           482,500
                                                                 ------------
                                                                      985,000
                                                                 ------------

HEALTH CARE DISTRIBUTORS--0.6%
AmerisourceBergen Corp. 8.125%, 9/1/08 ............     770           836,412

HEALTH CARE EQUIPMENT--0.8%
Fisher Scientific International, Inc. 144A 6.75%,
8/15/14(b) ........................................   1,100         1,113,750

HEALTH CARE FACILITIES--2.1%
Ardent Health Services LLC 10%, 8/15/13 ...........     500           608,050
Community Health Systems 6.50%, 12/15/12 ..........     500           492,500
Concentra Operating Corp. 9.125%, 6/1/12 ..........     500           517,500
IASIS Healthcare LLC 8.75%, 6/15/14 ...............     500           516,250
Stewart Enterprises, Inc. 144A 6.25%, 2/15/13(b) ..   1,000           975,000
                                                                 ------------
                                                                    3,109,300
                                                                 ------------

HEALTH CARE SERVICES--0.3%
DaVita, Inc. 144A 6.625%, 3/15/13(b) ..............     500           497,500


                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Fixed Income Fund

                                                   PAR VALUE
                                                     (000)           VALUE
                                                   ---------     ------------

HOMEBUILDING--1.0%
K. Hovnanian Enterprises, Inc. 6.375%, 12/15/14 ...  $1,000      $    980,000
KB Home 6.375%, 8/15/11 ...........................     500           517,981
                                                                 ------------
                                                                    1,497,981
                                                                 ------------

HOTELS, RESORTS & CRUISE LINES--1.2%
La Quinta Properties 7%, 8/15/12 ..................     405           415,125
Royal Caribbean Cruises Ltd. 6.875%, 12/1/13 ......   1,250         1,303,125
                                                                 ------------
                                                                    1,718,250
                                                                 ------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.8%
AES Corp. (The) 144A 8.75%, 5/15/13(b) ............     750           815,625
Calpine Corp. 144A 9.625%, 9/30/14(b) .............     375           365,625
                                                                 ------------
                                                                    1,181,250
                                                                 ------------

INTEGRATED OIL & GAS--0.5%
Amerada Hess Corp. 6.65%, 8/15/11 .................     725           780,534

INTEGRATED TELECOMMUNICATION SERVICES--1.7%
Cincinnati Bell, Inc. 144A 7%, 2/15/15(b) .........   1,000           925,000
Citizens Communications Co. 9.25%, 5/15/11 ........     500           543,750
Qwest Corp. 144A 9.125%, 3/15/12(b) ...............   1,000         1,065,000
                                                                 ------------
                                                                    2,533,750
                                                                 ------------

INVESTMENT BANKING & BROKERAGE--0.3%
Morgan Stanley 4.75%, 4/1/14 ......................     400           387,310

LIFE & HEALTH INSURANCE--0.5%
Protective Life Secured Trust 4.51%, 5/10/10(c) ...     750           746,250

MANAGED HEALTH CARE--0.6%
Coventry Health Care, Inc. 8.125%, 2/15/12 ........     750           810,000

MARINE--0.2%
Horizon Lines LLC 144A 9%, 11/1/12(b) .............     250           264,375

MOVIES & ENTERTAINMENT--0.3%
Time Warner, Inc. 6.875%, 5/1/12 ..................     370           412,633

OIL & GAS EQUIPMENT & SERVICES--0.2%
Hornbeck Offshore Services, Inc. Series B 6.125%,
12/1/14 ...........................................     340           337,025

OIL & GAS EXPLORATION & PRODUCTION--1.6%
Chesapeake Energy Corp. 8.125%, 4/1/11 ............     500           527,500
Chesapeake Energy Corp. 6.875%, 1/15/16 ...........     750           750,000
Denbury Resources, Inc. 7.50%, 4/1/13 .............     600           612,000
Swift Energy Co. 7.625%, 7/15/11 ..................     500           510,000
                                                                 ------------
                                                                    2,399,500
                                                                 ------------

OIL & GAS REFINING, MARKETING & TRANSPORTATION--2.6%
CITGO Petroleum Corp. 6%, 10/15/11 ................   1,000           977,500

Pacific Energy Partners LP/ Pacific Energy Finance
Corp. 7.125%, 6/15/14 .............................   1,075         1,126,063


                                                   PAR VALUE
                                                     (000)           VALUE
                                                   ---------     ------------

OIL & GAS REFINING, MARKETING & TRANSPORTATION--CONTINUED
Premcor Refining Group, Inc. (The) 9.25%, 2/1/10 ..  $  750      $    830,625
Tesoro Petroleum Corp. 8%, 4/15/08 ................     500           526,250
Valero Energy Corp. 4.75%, 6/15/13 ................     375           362,895
                                                                 ------------
                                                                    3,823,333
                                                                 ------------

OTHER DIVERSIFIED FINANCIAL SERVICES--1.7%
American Real Estate Partners LP/American Real
Estate Finance Corp. 8.125%, 6/1/12 ...............   1,000         1,015,000

Glencore Funding LLC 144A 6%, 4/15/14(b) ..........   1,000           948,785

Universal City Florida Holding Co. 144A 8.375%,
5/1/10(b) .........................................     250           255,000

Vanguard Health Holdings Co. LLC 9%, 10/1/14 ......     250           261,875
                                                                 ------------
                                                                    2,480,660
                                                                 ------------

PACKAGED FOODS & MEATS--1.5%
Dean Foods Co. 6.625%, 5/15/09 ....................     500           510,000
Pilgrim's Pride Corp. 9.25%, 11/15/13 .............   1,500         1,680,000
                                                                 ------------
                                                                    2,190,000
                                                                 ------------

PAPER PACKAGING--0.3%
Jefferson Smurfit Corp. 8.25%, 10/1/12 ............     500           492,500

PAPER PRODUCTS--0.3%
Solo Cup Co. 8.50%, 2/15/14 .......................     500           485,000

PHOTOGRAPHIC PRODUCTS--0.7%
Eastman Kodak Co. 7.25%, 11/15/13(j) ..............   1,000         1,036,909

REITS--2.1%
Centerpoint Properties Trust 5.25%, 7/15/11 .......     500           506,777
Health Care REIT, Inc. 5.875%, 5/15/15 ............   1,000         1,003,419
Host Marriott LP 144A 6.375%, 3/15/15(b) ..........     650           621,563
iStar Financial, Inc. 5.375%, 4/15/10 .............   1,000         1,003,979
                                                                 ------------
                                                                    3,135,738
                                                                 ------------

SPECIALIZED CONSUMER SERVICES--0.5%
Service Corporation International 7.70%, 4/15/09 ..     750           781,875
Service Corporation International 6%, 12/15/05 ....      24            24,120
                                                                 ------------
                                                                      805,995
                                                                 ------------

SPECIALTY CHEMICALS--0.4%
Crompton Corp. 9.875%, 8/1/12 .....................     500           575,000

SPECIALTY STORES--1.1%
Affinity Group, Inc. 9%, 2/15/12 ..................     500           505,000
Office Depot, Inc. 6.25%, 8/15/13 .................   1,000         1,054,346
                                                                 ------------
                                                                    1,559,346
                                                                 ------------

-----------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $62,343,095)                                      62,467,961
-----------------------------------------------------------------------------


                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Fixed Income Fund


                                                   PAR VALUE
                                                     (000)           VALUE
                                                   ---------     ------------

NON-AGENCY MORTGAGE-BACKED
SECURITIES--10.3%

Adjustable Rate Mortgage Trust 05-3, 2A1 4.723%,
7/25/35(c) ........................................  $  980      $    981,991

Argent Net Interest Margin Trust 04-WN9, A 144A
5.19%, 10/25/34(b) ................................     225           225,720

Asset Backed Funding Corp. Net Interest Margin
Trust 04-HE1, N1 144A 4.45%, 7/26/34(b) ...........     393           392,511

Asset Backed Funding Corp. Net Interest Margin
Trust 04-HE6, A1 144A 5%, 9/27/34(b) ..............     558           557,543

Bank of America Mortgage Securities 03-F, 3A1
3.994%, 7/25/33(c) ................................   1,918         1,891,518

Bear Stearns Asset Backed Securities Net Interest
Margin 04-HE2N, A2 144A 5.50%, 3/25/34(b) .........   1,000           915,469

Bear Stearns Structured Products, Inc. 04-15, A1
P.O. 144A 0%, 11/27/34(b) .........................     717           625,071

Countrywide Home Loans 04-12, 12A1 4.873%,
8/25/34(c) ........................................   2,035         2,038,759

Countrywide Partnership Trust Net Interest Margin
04-EC1N N 144A 5%, 9/25/35(b) .....................     533           534,554

Finance America Net Interest Margin Trust 04-1,
A 144A 5.25%, 6/27/34(b) ..........................     497           494,516

First Franklin Net Interest Margin Trust 04-FF7A,
A 144A 5%, 9/27/34(b) .............................     198           196,863

First Franklin Net Interest Margin Trust 04-FF7A,
B 144A 6.75%, 9/27/34(b) ..........................     384           381,577

First Horizon Mortgage Pass-Through Trust
04-AR4, 2A1 4.445%, 8/25/34(c) ....................   1,960         1,950,079

First Horizon Mortgage Pass-Through Trust
05-AR1, 2A1 5.041%, 4/25/35(c) ....................   1,087         1,089,192

Homestar Net Interest Margin Trust 04-3, A1 144A
5.50%, 7/25/34(b) .................................     293           291,877

Master Resecuritization Trust 04-3, CTFS 5%,
10/28/34 ..........................................     904           891,459

Structured Asset Securities Corp. 05-1, 6A1 6%,
2/25/35 ...........................................   1,471         1,498,109

Structured Asset Securities Corp. Net Interest
Margin Trust 04-23XS  A 144A 5.50%, 2/28/35(b) ....     232           231,938

-----------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $15,224,892)                                      15,188,746
-----------------------------------------------------------------------------


                                                   PAR VALUE
                                                     (000)           VALUE
                                                   ---------     ------------

FOREIGN GOVERNMENT SECURITIES--14.0%

AUSTRALIA--1.3%
Commonwealth of Australia Series 1106 6.75%,
11/15/06 ..........................................   2,350(f)   $  1,875,324

BRAZIL--1.0%
Federative Republic of Brazil 8%, 4/15/14 .........  $1,055         1,052,849
Federative Republic of Brazil 7.875%, 3/7/15 ......     500           485,000

                                                                    1,537,849


COLOMBIA--0.7%
Republic of Colombia 10%, 1/23/12 .................     500           549,500
Republic of Colombia 8.25%, 12/22/14 ..............     500           502,500
                                                                 ------------
                                                                    1,052,000
                                                                 ------------

EL SALVADOR--0.3%
Republic of El Salvador 144A 7.625%, 9/21/34(b) ...     350           371,000

GUATEMALA--0.5%
Republic of Guatemala 144A 8.125%, 10/6/34(b) .....     675           705,375

INDONESIA--0.3%
Republic of Indonesia 144A 6.75%, 3/10/14(b) ......     500           481,250

MEXICO--1.1%
United Mexican States 7.50%, 1/14/12 ..............     500           556,250
United Mexican States 6.625%, 3/3/15 ..............   1,000         1,059,000
                                                                 ------------
                                                                    1,615,250
                                                                 ------------

NEW ZEALAND--1.1%
Commonwealth of New Zealand Series 206 6.50%,
2/15/06 ...........................................   2,195(h)      1,604,567

PANAMA--0.6%
Republic of Panama 9.375%, 1/16/23 ................     750           885,000

PERU--0.7%
Republic of Peru 8.375%, 5/3/16 ...................     500           537,500
Republic of Peru 8.75%, 11/21/33 ..................     500           530,000
                                                                 ------------
                                                                    1,067,500
                                                                 ------------

RUSSIA--0.5%
Russian Federation RegS 5%, 3/31/30(c)(e) .........     750           798,750

SOUTH AFRICA--2.5%
Republic of South Africa 5.25%, 5/16/13 ...........     500(g)        690,589
Republic of South Africa Series R152 12%, 2/28/06 .   8,000(i)      1,366,107
Republic of South Africa Series R153 13%, 8/31/10 .   7,850(i)      1,571,405
                                                                 ------------
                                                                    3,628,101
                                                                 ------------

TURKEY--1.4%
Republic of Turkey 11.50%, 1/23/12 ................     250           304,375
Republic of Turkey 7.25%, 3/15/15 .................   1,063         1,035,937


                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Fixed Income Fund


                                                   PAR VALUE
                                                     (000)           VALUE
                                                   ---------     ------------

TURKEY--CONTINUED
Republic of Turkey 11.875%, 1/15/30 ...............  $  500      $    657,500
                                                                 ------------
                                                                    1,997,812
                                                                 ------------

URUGUAY--0.3%
Republic of Uruguay 7.50%, 3/15/15 ................     500           453,750

VENEZUELA--1.7%
Republic of Venezuela 5.375%, 8/7/10 ..............   2,750         2,472,198

-----------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $20,284,539)                                      20,545,726
-----------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(d)--16.4%

CANADA--2.9%
Cascades, Inc. 7.25%, 2/15/13 .....................     750           742,500
CHC Helicopter Corp. 7.375%, 5/1/14 ...............     685           671,300
Norske Skog Canada Ltd. 7.375%, 3/1/14 ............     750           708,750
Nova Chemicals Corp. 6.50%, 1/15/12 ...............     200           203,250
Rogers Cable, Inc.  7.875%, 5/1/12 ................   1,000         1,035,000

Rogers Wireless Communications, Inc. 8%,
12/15/12 ..........................................     300           309,000

Rogers Wireless Communications, Inc. 6.375%,
3/1/14 ............................................     575           553,437
                                                                 ------------
                                                                    4,223,237
                                                                 ------------

CHILE--0.6%
Petropower I Funding Trust 144A 7.36%, 2/15/14(b) .     962           932,987

FRANCE--0.5%
Compagnie Generale de Geophysique 144A
7.50%, 5/15/15(b) .................................     750           755,625

GERMANY--2.2%
Aries Vermoegensverwaltung GmbH 144A 7.75%,
10/25/09(b) .......................................     750(g)      1,118,355

Aries Vermoegensverwaltung GmbH 144A 9.60%,
10/25/14(b) .......................................     750           956,250
European Investment Bank 6%, 7/15/05 ..............   1,550(f)      1,211,088
                                                                 ------------
                                                                    3,285,693
                                                                 ------------

IRELAND--1.0%
JSG Funding plc 9.625%, 10/1/12 ...................   1,500         1,492,500

KAZAKHSTAN--2.4%
Kazkommerts International BV 144A 7.875%,
4/7/14(b) .........................................   1,000           996,250

Kazkommerts International BV RegS 10.125%,
5/8/07(e) .........................................     500           542,500

Tengizchevroil Finance Co. 144A 6.124%,
11/15/14(b) .......................................   1,000         1,007,500


                                                   PAR VALUE
                                                     (000)           VALUE
                                                   ---------     ------------

KAZAKHSTAN--CONTINUED
TuranAlem Finance BV 144A 7.875%, 6/2/10(b) .......  $1,000      $  1,007,500
                                                                 ------------
                                                                    3,553,750
                                                                 ------------

LUXEMBOURG--0.7%
Lighthouse International Co. SA 144A 8%,
4/30/14(b) ........................................     750(g)        982,029

MALAYSIA--0.5%
Malaysia International Shipping Corp. Capital Ltd.
144A 6.125%, 7/1/14(b) ............................     750           801,500

MEXICO--1.1%
America Movil SA de CV 5.50%, 3/1/14 ..............   1,000           977,211

Pemex Project Funding Master Trust 9.125%,
10/13/10 ..........................................     500           581,250
                                                                 ------------
                                                                    1,558,461
                                                                 ------------

NORWAY--0.9%
Norske Skogindustrier ASA 144A 6.125%,
10/15/15(b) .......................................   1,250         1,293,529

RUSSIA--0.9%
Gazprom OAO 144A 9.625%, 3/1/13(b) ................     750           883,125

OJSC Vimpel Communications 144A 8.375%,
10/22/11(b) .......................................     500           502,500
                                                                 ------------
                                                                    1,385,625
                                                                 ------------

SWEDEN--0.9%
Stena AB 7%, 12/1/16 ..............................   1,500         1,357,500

UKRAINE--0.3%
Kyivstar GSM 144A 7.75%, 4/27/12(b) ...............     375           378,188

UNITED STATES--1.5%
Crown European Holdings SA 10.25%, 3/1/11 .........   1,500(g)      2,166,737

-----------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $23,436,822)                                      24,167,361
-----------------------------------------------------------------------------

DOMESTIC COMMON STOCKS--0.0%

                                                    SHARES
                                                    -------

INTEGRATED TELECOMMUNICATION SERVICES--0.0%
AT&T Latin America Corp. Class A(n) ............... 137,550             2,063

PAPER PRODUCTS--0.0%
Northampton Pulp LLC(k)(n) ........................   3,650             5,840

-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $756,366)                                              7,903
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.9%
(IDENTIFIED COST $146,480,215)                                    146,978,204
-----------------------------------------------------------------------------


                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Fixed Income Fund


                                                   PAR VALUE
                                                     (000)           VALUE
                                                   ---------     ------------

SHORT-TERM INVESTMENTS--0.6%

COMMERCIAL PAPER--0.6%
UBS Finance Delaware LLC 2.93%, 5/2/05 ............  $  905      $    904,927

-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $904,927)                                            904,927
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--100.5%
(IDENTIFIED COST $147,385,142)                                    147,883,131(a)
Other assets and liabilities, net--(0.5)%                            (714,699)
                                                                 ------------
NET ASSETS--100.0%                                               $147,168,432
                                                                 ============


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $3,209,659 and gross depreciation of $2,803,361 for federal income tax purposes. At April 30, 2005, the aggregate cost of securities for federal income tax purposes was $147,476,833.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2005, these securities amounted to a value of $30,944,920 or 21% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) Foreign corporate bonds and foreign common stock are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 2H "Foreign security country determination" in the Notes to Financial Statements.
(e) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(f) Par value represents Australian Dollar.
(g) Par value represents Euro.
(h) Par value represents New Zealand Dollar.
(i) Par value represents South African Rand.
(j) All or a portion segregated as collateral for forward currency contracts or a delayed delivery transaction.
(k) Illiquid and restricted security. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At April 30, 2005, these securities amounted to a value of $5,840 or 0.0% of net assets. For acquisition information, see Note 7 "Illiquid and Restricted Securities" in the Notes to Financial Statements.
(l) Principal amount is adjusted daily pursuant to the change in the Consumer Price Index.
(m) This security has a delayed delivery settlement date.
(n) Non-income producing.

                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Fixed Income Fund


                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2005
                                   (UNAUDITED)

ASSETS
Investment securities at value
   (Identified cost $147,385,142)                                 $ 147,883,131
Cash                                                                     53,401
Receivables
   Interest                                                           2,202,153
   Investment securities sold                                         1,935,524
   Fund shares sold                                                     810,380
Unrealized appreciation on forward currency contracts                    92,858
Trustee retainer                                                          2,220
Prepaid expenses                                                         26,523
                                                                  -------------
     Total assets                                                   153,006,190
                                                                  -------------
LIABILITIES
Payables
   Investment securities purchased                                    4,552,302
   Fund shares repurchased                                              219,067
   Dividend distributions                                               823,358
   Investment advisory fee                                               66,859
   Distribution and service fees                                         50,731
   Transfer agent fee                                                    46,263
   Financial agent fee                                                    9,194
Unrealized depreciation on forward currency contracts                    16,252
Accrued expenses                                                         53,732
                                                                  -------------
     Total liabilities                                                5,837,758
                                                                  -------------
NET ASSETS                                                        $ 147,168,432
                                                                  =============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                  $ 213,862,687
Undistributed net investment income                                     523,413
Accumulated net realized loss                                       (67,789,721)
Net unrealized appreciation                                             572,053
                                                                  -------------
NET ASSETS                                                        $ 147,168,432
                                                                  =============

CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $114,200,163)                 10,554,794
Net asset value per share                                                $10.82
Offering price per share $10.82/(1-4.75%)                                $11.36

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $19,288,028)                   1,786,204
Net asset value and offering price per share                             $10.80

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $13,680,241)                   1,260,615
Net asset value and offering price per share                             $10.85


                             STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED APRIL 30, 2005
                                   (UNAUDITED)

INVESTMENT INCOME
Interest                                                            $ 4,912,040
                                                                    -----------
     Total investment income                                          4,912,040
                                                                    -----------
EXPENSES
Investment advisory fee                                                 411,025
Service fees, Class A                                                   145,526
Distribution and service fees, Class B                                  102,444
Distribution and service fees, Class C                                   62,769
Financial agent fee                                                      57,985
Transfer agent                                                          122,102
Custodian                                                                28,281
Professional                                                             22,630
Registration                                                             20,334
Trustees                                                                 18,745
Printing                                                                 18,527
Miscellaneous                                                            18,894
                                                                    -----------
     Total expenses                                                   1,029,262
     Custodian fees paid indirectly                                      (2,755)
                                                                    -----------
     Net expenses                                                     1,026,507
                                                                    -----------
NET INVESTMENT INCOME                                                 3,885,533
                                                                    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments                                      2,577,372
Net realized loss on foreign currency transactions                     (547,965)
Net change in unrealized appreciation (depreciation) on
   investments                                                       (5,498,260)
Net change in unrealized appreciation (depreciation) on
   foreign currency and foreign currency translations                    68,873
                                                                    -----------
NET LOSS ON INVESTMENTS                                              (3,399,980)
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $   485,553
                                                                    ===========


                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Fixed Income Fund

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                           Six Months
                                                                                              Ended
                                                                                         April 30, 2005       Year Ended
                                                                                           (Unaudited)      October 31, 2004
                                                                                         --------------     ----------------
FROM OPERATIONS
   Net investment income (loss)                                                          $   3,885,533        $   9,096,201
   Net realized gain (loss)                                                                  2,029,407            2,945,252
   Net change in unrealized appreciation (depreciation)                                     (5,429,387)           1,442,680
                                                                                         -------------        -------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                 485,553           13,484,133
                                                                                         -------------        -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                           (4,082,882)          (7,502,513)
   Net investment income, Class B                                                             (625,390)          (1,383,640)
   Net investment income, Class C                                                             (380,271)            (566,344)
                                                                                         -------------        -------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                (5,088,543)          (9,452,497)
                                                                                         -------------        -------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (1,107,885 and 1,679,493 shares, respectively)             12,357,159           18,382,468
Net asset value of shares issued from reinvestment of
   distributions (219,257 and 428,154 shares, respectively)                                  2,432,304            4,689,349
   Cost of shares repurchased (1,175,517 and 2,151,019 shares, respectively)               (13,082,146)         (23,524,062)
                                                                                         -------------        -------------
Total                                                                                        1,707,317             (452,245)
                                                                                         -------------        -------------
CLASS B
   Proceeds from sales of shares (166,170 and 193,378 shares, respectively)                  1,845,014            2,109,866
   Net asset value of shares issued from reinvestment of distributions
       (31,155 and 73,387 shares, respectively)                                                344,979              802,074
   Cost of shares repurchased (348,045 and 801,732 shares, respectively)                    (3,869,609)          (8,728,801)
                                                                                         -------------        -------------
Total                                                                                       (1,679,616)          (5,816,861)
                                                                                         -------------        -------------
CLASS C
   Proceeds from sales of shares (397,620 and 436,766 shares, respectively)                  4,454,886            4,834,782
   Net asset value of shares issued from reinvestment of
   distributions(17,181 and 31,235 shares, respectively)                                       190,988              342,665
   Cost of shares repurchased (132,877 and 308,417 shares, respectively)                    (1,475,847)          (3,368,366)
                                                                                         -------------        -------------
Total                                                                                        3,170,027            1,809,081
                                                                                         -------------        -------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                 3,197,728           (4,460,025)
                                                                                         -------------        -------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                    (1,405,262)            (428,389)

NET ASSETS
   Beginning of period                                                                     148,573,694          149,002,083
                                                                                         -------------        -------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF
     $523,413 AND $1,726,423, RESPECTIVELY]                                              $ 147,168,432        $ 148,573,694
                                                                                         =============        =============

                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Fixed Income Fund


                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                                  CLASS A
                                            ---------------------------------------------------------------------------
                                              SIX MONTHS
                                                 ENDED                          YEAR ENDED OCTOBER 31
                                            APRIL 30, 2005     --------------------------------------------------------
                                              (UNAUDITED)       2004         2003       2002(4)       2001        2000
Net asset value, beginning of period             $11.16        $10.85       $ 9.82      $10.03       $10.44      $10.85
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(5)                 0.30(2)       0.69(2)      0.71        0.72         0.82        0.93
   Net realized and unrealized gain (loss)(5)     (0.25)         0.34         0.99       (0.18)       (0.34)      (0.44)
                                                 ------        ------       ------      ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS              0.05          1.03         1.70        0.54         0.48        0.49
                                                 ------        ------       ------      ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income           (0.39)        (0.72)       (0.67)      (0.74)       (0.86)      (0.90)
   Tax return of capital                             --            --           --       (0.01)       (0.03)         --
                                                 ------        ------       ------      ------       ------      ------
     TOTAL DISTRIBUTIONS                          (0.39)        (0.72)       (0.67)      (0.75)       (0.89)      (0.90)
                                                 ------        ------       ------      ------       ------      ------
Change in net asset value                         (0.34)         0.31         1.03       (0.21)       (0.41)      (0.41)
                                                 ------        ------       ------      ------       ------      ------
NET ASSET VALUE, END OF PERIOD                   $10.82        $11.16       $10.85      $ 9.82       $10.03      $10.44
                                                 ======        ======       ======      ======       ======      ======
Total return(1)                                    0.39%(7)      9.78%       17.73%       5.52%        4.70%       4.49%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)          $114,200      $116,079     $113,345    $107,782     $115,278    $109,356
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                              1.21%(6)      1.18%        1.24%       1.26%(3)     1.27%       1.22%
   Net investment income(5)                        5.36%(6)      6.30%        6.68%       7.14%        8.59%       8.81%
Portfolio turnover                                   84%(7)       156%         204%        156%         210%        168%

(1) Sales charges are not reflected in the total return calculation.
(2) Computed using average shares outstanding.
(3) For the period ended October 31, 2002, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would have been 0.01% lower than the ratio shown in the table.
(4) As required, effective November 1, 2001, the Fund has adopted the provisions of AICPA Audit and Accounting Guide for
    Investment Companies and began including paydown gains and losses in interest income. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by $0.01, decrease net realized and unrealized gains and losses per share by $0.01, and increase the ratio of net investment income to average net assets from 7.33% to 7.42%. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
(5) In accordance with changes in generally accepted accounting principles, the Fund reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain
    (loss) in the statement of operations. The effect of this reclassification for Class A shares was to reduce net investment income and to increase net realized and unrealized gain (loss) per share by $0.02, $0.03, $0.03 and $0.02 for the periods ended October 31, 2003, 2002, 2001 and 2000, respectively. The net investment income ratio decreased by 0.18%, 0.28%, 0.31% and 0.18% for the periods ended October 31, 2003, 2002, 2001 and 2000, respectively.
(6) Annualized.
(7) Not annualized.

                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Fixed Income Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)



                                                                                CLASS B
                                            ---------------------------------------------------------------------------
                                              SIX MONTHS
                                                 ENDED                          YEAR ENDED OCTOBER 31
                                            APRIL 30, 2005     --------------------------------------------------------
                                              (UNAUDITED)       2004         2003       2002(4)       2001        2000
Net asset value, beginning of period             $11.13        $10.82       $ 9.80      $10.01       $10.42      $10.84
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(5)                 0.25(2)       0.61(2)      0.63        0.64         0.75        0.84
   Net realized and unrealized gain (loss)(5)     (0.24)         0.33         0.98       (0.18)       (0.34)      (0.44)
                                                 ------        ------       ------      ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS              0.01          0.94         1.61        0.46         0.41        0.40
                                                 ------        ------       ------      ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income           (0.34)        (0.63)       (0.59)      (0.66)       (0.79)      (0.82)
   Tax return of capital                             --            --           --       (0.01)       (0.03)         --
                                                 ------        ------       ------      ------       ------      ------
     TOTAL DISTRIBUTIONS                          (0.34)        (0.63)       (0.59)      (0.67)       (0.82)      (0.82)
                                                 ------        ------       ------      ------       ------      ------
Change in net asset value                         (0.33)         0.31         1.02       (0.21)       (0.41)      (0.42)
                                                 ------        ------       ------      ------       ------      ------
NET ASSET VALUE, END OF PERIOD                   $10.80        $11.13       $10.82      $ 9.80       $10.01      $10.42
                                                 ======        ======       ======      ======       ======      ======
Total return(1)                                    0.02%(8)      8.99%       16.84%       4.74%        3.94%       3.66%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)           $19,288       $21,554      $26,754     $28,982      $38,037     $63,529
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                              1.96%(7)      1.93%        1.99%       2.01%(3)     2.01%       1.95%
   Net investment income(5)                        4.62%(7)      5.56%        5.94%       6.41%        7.91%       8.07%
Portfolio turnover                                   84%(8)       156%         204%        156%         210%        168%



                                                                               CLASS C
                                            ---------------------------------------------------------------------------
                                              SIX MONTHS
                                                 ENDED                          YEAR ENDED OCTOBER 31
                                            APRIL 30, 2005     --------------------------------------------------------
                                              (UNAUDITED)       2004         2003       2002(4)       2001        2000
Net asset value, beginning of period             $11.18        $10.87       $ 9.84      $10.04       $10.45      $10.87
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(6)                 0.26(2)       0.61(2)      0.64        0.65         0.74        0.84
   Net realized and unrealized gain (loss)(6)     (0.25)         0.33         0.98       (0.18)       (0.33)      (0.44)
                                                 ------        ------       ------      ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS              0.01          0.94         1.62        0.47         0.41        0.40
                                                 ------        ------       ------      ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income           (0.34)        (0.63)       (0.59)      (0.66)       (0.79)      (0.82)
   Tax return of capital                             --            --           --       (0.01)       (0.03)         --
                                                 ------        ------       ------      ------       ------      ------
     TOTAL DISTRIBUTIONS                          (0.34)        (0.63)       (0.59)      (0.67)       (0.82)      (0.82)
                                                 ------        ------       ------      ------       ------      ------
Change in net asset value                         (0.33)         0.31         1.03       (0.20)       (0.41)      (0.42)
                                                 ------        ------       ------      ------       ------      ------
NET ASSET VALUE, END OF PERIOD                   $10.85        $11.18       $10.87      $ 9.84       $10.04      $10.45
                                                 ======        ======       ======      ======       ======      ======
Total return(1)                                    0.02%(8)      8.95%       16.99%       4.71%        3.92%       3.65%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)           $13,680       $10,941       $8,902      $5,922       $6,147      $6,195
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                              1.96%(7)      1.93%        2.00%(3)    2.01%(3)     2.02%       1.97%
   Net investment income(6)                        4.63%(7)      5.56%        5.93%       6.39%        7.87%       8.05%
Portfolio turnover                                   84%(8)       156%         204%        156%         210%        168%

(1) Sales charges are not reflected in the total return calculation.
(2) Computed using average shares outstanding.
(3) For the periods ended October 31, 2003 and 2002, the ratios of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratios would have been 0.01%
    lower than the ratio shown in the table.
(4) As required, effective November 1, 2001, the Fund has adopted the provisions of AICPA Audit and Accounting Guide for
    Investment Companies and began including paydown gains and losses in interest income. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by $0.01 for class B and class C, decrease net realized and unrealized gains and losses per share by $0.01 for class B and class C, and increase the ratio of net investment income to average net assets from 6.61% to 6.69% for class B and from 6.57% to 6.66% for class C, respectively. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
(5) In accordance with changes in generally accepted accounting principles, the Fund reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain
    (loss) in the statement of operations. The effect of this reclassification for Class B shares was to reduce net investment income and to increase net realized and unrealized gain (loss) per share by $0.02, $0.03, $0.03 and $0.03 for the periods ended October 31, 2003, 2002, 2001 and 2000, respectively. The net investment income ratio decreased by 0.16%, 0.27%, 0.31% and 0.18% for the periods ended October 31, 2003, 2002, 2001 and 2000, respectively.
(6) In accordance with changes in generally accepted accounting principles, the Fund reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain
    (loss) in the statement of operations. The effect of this reclassification for Class C shares was to reduce net investment income and to increase net realized and unrealized gain (loss) per share by $0.02, $0.03, $0.03 and $0.02 for the periods ended October 31, 2003, 2002, 2001 and 2000, respectively. The net investment income ratio decreased by 0.18%, 0.27%, 0.31% and 0.18% for the periods ended October 31, 2003, 2002, 2001 and 2000, respectively.
(7) Annualized.
(8) Not annualized.

                        See Notes to Financial Statements

PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND FUND


ABOUT YOUR FUND'S EXPENSES (UNAUDITED)

   We believe it is important for you to understand the impact of costs on your investments. All mutual funds have operating expenses. As a shareholder of the Multi-Sector Short Term Bond Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class T shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. Class C shares are sold without a sales charge. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

   The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

   The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

   Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower depending on the amount of your investment and timing of any purchases or redemptions.


   Multi-Sector               Beginning             Ending         Expenses Paid
Short Term Bond Fund        Account Value        Account Value        During
     Class A              October 31, 2004     April 30, 2005        Period*
--------------------------------------------------------------------------------
Actual                       $1,000.00           $1,005.65           $5.01
Hypothetical (5% return
  before expenses)            1,000.00            1,019.74            5.05

*EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.01%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

   Multi-Sector               Beginning             Ending         Expenses Paid
Short Term Bond Fund        Account Value        Account Value        During
     Class B              October 31, 2004     April 30, 2005        Period*
--------------------------------------------------------------------------------
Actual                       $1,000.00            $1,003.09            $7.50
Hypothetical (5% return
  before expenses)            1,000.00             1,017.21             7.58

*EXPENSES ARE EQUAL TO THE FUND'S CLASS B ANNUALIZED EXPENSE RATIO OF 1.51%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

   Multi-Sector               Beginning             Ending         Expenses Paid
Short Term Bond Fund        Account Value        Account Value        During
     Class C              October 31, 2004     April 30, 2005        Period*
--------------------------------------------------------------------------------
Actual                       $1,000.00            $1,004.33            $6.26
Hypothetical (5% return
  before expenses)            1,000.00             1,018.47             6.33

*EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 1.26%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

   Multi-Sector               Beginning             Ending         Expenses Paid
Short Term Bond Fund        Account Value        Account Value        During
     Class T              October 31, 2004     April 30, 2005        Period*
--------------------------------------------------------------------------------
Actual                       $1,000.00            $1,001.72            $8.72
Hypothetical (5% return
  before expenses)            1,000.00             1,015.97             8.82

*EXPENSES ARE EQUAL TO THE FUND'S CLASS T ANNUALIZED EXPENSE RATIO OF 1.76%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

YOU CAN FIND OUT MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

Phoenix-Goodwin Multi-Sector Short Term Bond Fund


--------------------------------------------------------------------------------
Sector Weightings (Unaudited)                                            4/30/05
--------------------------------------------------------------------------------

As a percentage of total investments

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

Domestic Corporate Bonds                        36%
Non-Agency Mortgage-Backed Securities           18
Foreign Government Securities                   15
Agency Mortgage-Backed Securities               12
Foreign Corporate Bonds                          6
Asset-Backed Securities                          5
Loan Agreements                                  2
Other                                            6


                             SCHEDULE OF INVESTMENTS
                                 APRIL 30, 2005
                                   (UNAUDITED)


                                                   PAR VALUE
                                                     (000)         VALUE
                                                   ---------  --------------

U.S. GOVERNMENT SECURITIES--2.0%

U.S. TREASURY NOTES--2.0%
U.S. Treasury Note 3.50%, 12/15/09 ..........       $   500   $      492,011
U.S. Treasury Inflationary Note 0.875%, 4/15/10(k)   20,124       20,089,733

----------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $20,277,833)                                     20,581,744
----------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--11.9%

FHLMC 4.375%, 4/15/15 .......................         4,070        4,057,818
FHLMC 6%, 8/1/34 ............................         5,430        5,577,209
FNMA 5.50%, 4/1/35 ..........................         4,989        5,039,996
FNMA 5.50%, '17-'35 .........................        57,683       58,502,526
FNMA 6%, '17-'34 ............................        21,424       22,021,646
FNMA 4.50%, 4/1/18 ..........................         2,745        2,721,513
FNMA 5%, 4/1/18 .............................         2,960        2,985,368
FNMA 5%, 12/1/18 ............................         7,771        7,836,782
FNMA 5%, 10/1/19 ............................         4,757        4,794,474
FNMA 5%, 4/1/34 .............................         4,216        4,178,112

Final Maturity Amortizing Notes 05-2 1 4%,
2/25/10 .....................................         4,400        4,362,875

GNMA 6.50%, '31-'32 .........................         1,522        1,594,579

----------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $123,684,668)                                   123,672,898
----------------------------------------------------------------------------

MUNICIPAL BONDS--2.2%

CALIFORNIA--0.6%
Fresno County Pension Obligation Taxable 6.06%,
8/15/09 .....................................         1,915        2,042,271


                                                   PAR VALUE
                                                     (000)         VALUE
                                                   ---------  --------------

San Bernardino County Financing Authority Pension
Obligation Revenue Taxable 6.87%, 8/1/08
(MBIA Insured) ..............................       $   250   $      270,720

Sonoma County Pension Obligation Revenue
Taxable Series A 2.43%, 12/1/06 (FGIC Insured)        2,615        2,557,967

Ventura County Pension Funding General Obligation
Taxable 6.58%, 11/1/06 (FSA Insured) ........         1,750        1,819,895
                                                              --------------
                                                                   6,690,853
                                                              --------------

CONNECTICUT--0.4%
Mashantucket Western Pequot Tribe Special
Revenue Taxable Series A 6.91%, 9/1/12
(MBIA Insured) ....................................   4,000        4,447,960

FLORIDA--0.1%
Collier County Water-Sewer District Revenue
Taxable Series A 2.625%, 7/1/07 ...................   1,325        1,297,824

MAINE--0.1%
Lewiston Pension Obligation Taxable 5%, 12/15/06 ..     500          509,520

NEW YORK--0.7%
New York State Dormitory Authority Revenue
Taxable Series B 3.35%, 12/15/09 ..................   2,500        2,387,350

Sales Tax Asset Receivable Revenue Taxable Series
B 3.83%, 10/15/09 .................................   5,000        4,897,750
                                                              --------------
                                                                   7,285,100
                                                              --------------

PENNSYLVANIA--0.1%
Philadelphia Authority for Industrial Development
Pension Funding Retirement Systems Revenue
Taxable Series A 5.69%, 4/15/07 (MBIA Insured) ....   1,000        1,031,710


                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Short Term Bond Fund


                                                   PAR VALUE
                                                     (000)         VALUE
                                                   ---------  --------------

SOUTH DAKOTA--0.0%
Educational Enhancement Funding Corp. .......
Revenue Taxable Series A 6.72%, 6/1/25 ......       $   164   $      159,045

TEXAS--0.1%
Texas Veterans General Obligation Taxable Series A
7.625%, 12/1/06 .............................           695          733,927

WASHINGTON--0.1%
Washington State Housing Trust Fund General
Obligation Taxable Series T 5%, 7/1/08 ......         1,000        1,027,550

----------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $23,435,725)                                     23,183,489
----------------------------------------------------------------------------

ASSET-BACKED SECURITIES--4.6%

Associates Manufactured Housing Pass Through
96-1, A5 7.60%, 3/15/27 .....................         1,933        1,968,643

Bombardier Capital Mortgage Securitization Corp.
99-A, A3 5.98%, 1/15/18 .....................         3,847        3,691,700

Carmax Auto Owner Trust 05-1 C 4.82%, 10/15/11        4,135        4,151,354

Carssx Finance Ltd. 04-AA, B3 144A 6.16%,
1/15/11(b)(c) ...............................         2,567        2,604,764

Case New Holland Equipment Trust  03-A, A4B
2.57%, 9/15/09 ..............................         3,000        2,922,081

Conseco Finance Securitizations Corp. 00-6, A4
6.77%, 9/1/32 ...............................           796          807,651

DaimlerChrysler Auto Trust 05-A B 3.88%, 7/8/11(i)    5,750        5,704,115

Drive Auto Receivables Trust 04-1, A3 144A 3 50%,
8/15/08(b) ..................................         4,000        3,921,250

Drive Auto Receivables Trust 05-1, A4 4.01%,
1/16/12(c) ..................................         4,000        3,961,562

Drivetime Auto Owner Trust 04-A, A3 144A
2.419%, 8/15/08(b)(c) .......................         2,000        1,964,062

GSAMP Trust 04-WFN N 144A 5%, 10/25/34(b) ...         2,908        2,877,007

Long Beach Auto Receivables Trust 04-A, A2
2.841%, 7/15/10(c) ..........................         3,000        2,922,187

Long Grove Collateral Loan Obligation Ltd. 04-1A,
C 144A 5.273%, 5/25/16(b)(c) ................         1,600        1,644,500

Long Grove Collateral Loan Obligation Ltd. 04-1A,
D 144A 9.623%, 5/25/16(b)(c) ................           500          507,656

M&I Auto Loan Trust 03-1 B 3.45%, 2/21/11 ...         2,500        2,475,500

Nextcard Credit Card Master Note Trust 00-1A,
B 144A 3.61%, 12/15/06(b)(c) ................           102          102,553

Onyx Acceptance Auto Trust 03-D, A4 3.20%,
3/15/10 .....................................         2,000        1,978,031


                                                   PAR VALUE
                                                     (000)         VALUE
                                                   ---------  --------------

Renaissance Home Equity Loan Trust 05-1,
AF2 4.263%, 5/25/35(c) ......................       $ 2,889   $    2,886,292

----------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $47,411,316)                                     47,090,908
----------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--36.2%

AEROSPACE & DEFENSE--0.2%
Northrop Grumman Corp. 4.079%, 11/16/06 .....         2,000        1,999,252

AGRICULTURAL PRODUCTS--0.1%
Corn Products International, Inc. 8.25%, 7/15/07        500          539,102

AIRLINES--3.9%
American Airlines, Inc. 01-1 6.977%, 11/23/22         9,437        8,595,975
Continental Airlines, Inc. 01-1 6.703%, 12/15/22      1,436        1,363,267

Continental Airlines, Inc. 01-1, A2 6.503%,
12/15/12 ....................................         3,389        3,241,741

Continental Airlines, Inc. 98-1 A 6.648%, 3/15/19     4,031        3,847,367
Delta Air Lines, Inc. 02-1, G-1 6.718%, 7/2/24        7,357        7,692,156
Delta Air Lines, Inc. 02-1, G-2 6.417%, 1/2/14        7,071        7,378,238
JetBlue Airways Corp. 04-1 7.26%, 9/15/09(c)          3,872        3,965,938
JetBlue Airways Corp. 04-2, C 5.894%, 5/15/10(c)      2,000        1,995,000
Northwest Airlines, Inc. 00-1 8.072%, 4/1/21          2,207        2,429,974
                                                              --------------
                                                                  40,509,656
                                                              --------------

ALTERNATIVE CARRIERS--0.2%
Time Warner Telecom Holdings, Inc. 6.794%,
2/15/11(c) ..................................         2,350        2,326,500

ALUMINUM--0.1%
Alcoa, Inc. 4.25%, 8/15/07 ..................         1,000        1,001,415

APPAREL, ACCESSORIES & LUXURY GOODS--0.3%
Jones Apparel Group, Inc. 144A 4.25%, 11/15/09(b)     2,775        2,667,594

APPLICATION SOFTWARE--0.3%
Activant Solutions, Inc. 144A 9.09%, 4/1/10(b)(c)     2,850        2,914,125

ASSET MANAGEMENT & CUSTODY BANKS--0.3%
Amvescap plc 4.50%, 12/15/09 ................         2,750        2,732,581

AUTO PARTS & EQUIPMENT--0.8%
Dana Corp. 6.50%, 3/1/09 ....................         3,000        2,890,659
Dura Operating Corp. Series D 9%, 5/1/09 ....         3,000        2,122,500
Lear Corp. Series B 7.96%, 5/15/05 ..........         1,000        1,001,245
Meritor Automotive, Inc. 6.80%, 2/15/09 .....         3,000        2,782,500
                                                              --------------
                                                                   8,796,904
                                                              --------------

AUTOMOBILE MANUFACTURERS--0.8%
American Honda Finance Corp. 144A 4.25%,
3/11/08(b) ..................................         6,000        6,002,916


                       See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Short Term Bond Fund


                                                   PAR VALUE
                                                     (000)         VALUE
                                                   ---------  --------------

DaimlerChrysler NA Holding Corp. 4.75%, 1/15/08     $ 1,500   $    1,479,720

DaimlerChrysler NA Holding Corp. 4.05%, 6/4/08        1,000          963,299
                                                              --------------
                                                                   8,445,935
                                                              --------------

AUTOMOTIVE RETAIL--0.3%
AutoNation, Inc. 9%, 8/1/08(i) ..............         3,000        3,277,500

BROADCASTING & CABLE TV--1.4%
Comcast Cable Communications, Inc. 6.20%,
11/15/08 ....................................         2,000        2,111,416

Cox Communications, Inc. 3.875%, 10/1/08 ....         1,000          972,101
Cox Communications, Inc. 6.75%, 3/15/11 .....         3,000        3,241,026
CSC Holdings, Inc. 7.25%, 7/15/08 ...........         1,250        1,256,250

DIRECTV Holdings LLC/DIRECTV Financing Co.,
Inc. 8.375%, 3/15/13 ........................         1,000        1,087,500

Echostar DBS Corp. 6.35%, 10/1/08(c) ........         2,500        2,568,750

Insight Midwest LP/Insight Capital, Inc. 10.50%,
11/1/10 .....................................           750          802,500

Liberty Media Corp. 5.70%, 5/15/13 ..........         2,000        1,894,128
PanAmSat Corp. 6.375%, 1/15/08 ..............           480          483,600
                                                              --------------
                                                                  14,417,271
                                                              --------------

BUILDING PRODUCTS--0.1%
Masco Corp. 4.625%, 8/15/07 .................         1,125        1,132,537

CASINOS & GAMING--0.9%
Argosy Gaming Co. 9%, 9/1/11 ................         1,500        1,646,250
GTECH Holdings Corp. 4.75%, 10/15/10 ........         1,500        1,484,160
Harrah's Operating Co., Inc. 7.875%, 12/15/05         1,000        1,025,000
Harrah's Operating Co., Inc. 7.125%, 6/1/07 .           500          524,452
Harrah's Operating Co., Inc. 5.50%, 7/1/10 ..         1,500        1,533,718
MGM MIRAGE 6.75%, 8/1/07 ....................           300          309,000
MGM MIRAGE 6.75%, 2/1/08 ....................         1,200        1,236,000
Mohegan Tribal Gaming Authority 6.375%, 7/15/09       1,500        1,503,750
                                                              --------------
                                                                   9,262,330
                                                              --------------

COMMODITY CHEMICALS--0.5%
Lyondell Chemical Co. 9.50%, 12/15/08 .......         3,000        3,213,750
Millennium America, Inc. 7%, 11/15/06 .......         1,500        1,533,750
                                                              --------------
                                                                   4,747,500
                                                              --------------

COMMUNICATIONS EQUIPMENT--0.2%
Motorola, Inc. 7.625%, 11/15/10 .............         2,000        2,273,734

CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--0.1%
AGCO Corp. 9.50%, 5/1/08 ....................         1,000        1,052,500

CONSUMER FINANCE--2.7%
Capital One Financial Corp. 4.80%, 2/21/12 ..         3,250        3,198,195
Ford Motor Credit Co. 7.25%, 10/25/11 .......         4,250        3,928,266


                                                   PAR VALUE
                                                     (000)         VALUE
                                                   ---------  --------------

General Electric Capital Corp. 6.125%, 2/22/11      $ 3,000   $    3,247,941

General Motors Acceptance Corp. 4.203%,
9/23/08(c) ..................................         2,000        1,793,194

General Motors Acceptance Corp. 6.875%, 9/15/11       3,200        2,803,581
Household Finance Corp.  4.125%, 11/16/09 ...         2,000        1,962,852
MBNA Corp. 4.625%, 9/15/08 ..................         2,300        2,296,488
SLM Corp. 4.25%, 2/1/10(c) ..................         8,000        7,948,720
Southern Capital Corp. 144A 5.70%, 6/30/22(b)           358          369,353
                                                              --------------
                                                                  27,548,590
                                                              --------------

DATA PROCESSING & OUTSOURCED SERVICES--0.8%
Computer Sciences Corp. 3.50%, 4/15/08 ......         3,650        3,568,777
Convergys Corp. 4.875%, 12/15/09 ............         3,000        2,918,397
First Data Corp. 5.625%, 11/1/11 ............         1,750        1,867,134
                                                              --------------
                                                                   8,354,308
                                                              --------------

DIVERSIFIED BANKS--0.5%
Bank of America Corp. 7.40%, 1/15/11(i) .....         3,000        3,412,848
Wells Fargo & Co. 3.125%, 4/1/09 ............         1,500        1,441,147
                                                              --------------
                                                                   4,853,995
                                                              --------------

DIVERSIFIED CAPITAL MARKETS--0.5%
Deutsche Bank AG NY Series GS 4.56%, 3/22/10(c)       5,000        4,915,500

DIVERSIFIED CHEMICALS--0.1%
Huntsman LLC 144A 10.641%, 7/15/11(b)(c) ....         1,000        1,075,000

DIVERSIFIED COMMERCIAL SERVICES--0.2%
Harvard University 8.125%, 4/15/07 ..........         1,000        1,079,820
International Lease Finance Corp. 4.75%, 1/13/12      1,120        1,100,723
                                                              --------------
                                                                   2,180,543
                                                              --------------

DIVERSIFIED METALS & MINING--0.1%
Freeport-McMoRan Copper & Gold, Inc. 10.125%,
2/1/10 ......................................         1,000        1,100,000

ELECTRIC UTILITIES--1.7%
Commonwealth Edison Co. Series 102 4.74%,
8/15/10 .....................................         1,000        1,011,292

Consumers Energy Co. Series H 4.80%, 2/17/09          2,000        2,021,880

Entergy Gulf States, Inc. 3.60%, 6/1/08 .....         3,500        3,422,787

MSW Energy Holdings II LLC/MSW Energy Finance
Co. II, Inc. Series B 7.375%, 9/1/10 ........         1,500        1,500,000

MSW Energy Holdings LLC/MSW Energy Finance
Co., Inc. 8.50%, 9/1/10 .....................         1,500        1,552,500

Pacific Gas & Electric Co. 3.60%, 3/1/09 ....         2,000        1,945,106

PPL Capital Funding Trust I Series A 4.33%,
3/1/09 ......................................         4,250        4,183,169


                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Short Term Bond Fund


                                                   PAR VALUE
                                                     (000)         VALUE
                                                   ---------  --------------

Public Service Co. of Colorado Series 14 4.375%,
10/1/08 .....................................       $ 1,800   $    1,795,147

Public Service Co. of New Mexico 4.40%,
9/15/08 .....................................           700          699,119
                                                              --------------
                                                                  18,131,000
                                                              --------------

ENVIRONMENTAL SERVICES--0.3%
Allied Waste North America, Inc. 5.75%, 2/15/11       2,200        1,941,500
Waste Management, Inc. 7.125%, 10/1/07 ......         1,500        1,594,228
                                                              --------------
                                                                   3,535,728
                                                              --------------

FERTILIZERS & AGRICULTURAL CHEMICALS--0.1%
IMC Global, Inc. 10.875%, 8/1/13 ............         1,000        1,185,000

FOOD RETAIL--0.4%
Albertson's, Inc. 6.95%, 8/1/09 .............         1,000        1,072,810
Safeway, Inc. 4.125%, 11/1/08 ...............         2,000        1,955,522
Safeway, Inc. 6.50%, 11/15/08 ...............         1,000        1,054,515
                                                              --------------
                                                                   4,082,847
                                                              --------------

FOREST PRODUCTS--0.5%
Weyerhaeuser Co. 6.75%, 3/15/12 .............         4,990        5,327,020

HEALTH CARE DISTRIBUTORS--0.2%
AmerisourceBergen Corp. 8.125%, 9/1/08 ......           630          684,337
Bergen Brunswig Corp. 7.25%, 6/1/05 .........         1,500        1,504,350
                                                              --------------
                                                                   2,188,687
                                                              --------------

HEALTH CARE EQUIPMENT--0.6%
Fisher Scientific International, Inc. 144A 6 75%,
8/15/14(b) ..................................         1,800        1,822,500

Hillenbrand Industries, Inc. 4.50%, 6/15/09 .         4,000        3,999,824
                                                              --------------
                                                                   5,822,324
                                                              --------------

HEALTH CARE FACILITIES--0.7%
Community Health Systems 6.50%, 12/15/12 ....         2,000        1,970,000
HCA, Inc. 5.25%, 11/6/08 ....................         3,500        3,516,380
Manor Care, Inc. 8%, 3/1/08 .................         1,666        1,818,429
                                                              --------------
                                                                   7,304,809
                                                              --------------

HEALTH CARE SERVICES--0.2%
Medco Health Solutions, Inc. 7.25%, 8/15/13 .         1,000        1,111,520
Quest Diagnostics, Inc. 6.75%, 7/12/06 ......           500          515,293

US Oncology Holdings, Inc. 144A 8.62%,
3/15/15(b)(c) ...............................         1,000          955,000
                                                              --------------
                                                                   2,581,813
                                                              --------------

HOMEBUILDING--0.8%
Horton (D.R.), Inc. 5%, 1/15/09 .............           500          497,055
Horton (D.R.), Inc. 4.875%, 1/15/10 .........         2,500        2,438,740


                                                   PAR VALUE
                                                     (000)         VALUE
                                                   ---------  --------------

Horton (D.R.), Inc. 9.375%, 3/15/11 .........       $ 1,500   $    1,622,712
KB Home 6.375%, 8/15/11 .....................         2,000        2,071,926
Ryland Group, Inc. (The) 8%, 8/15/06 ........         1,870        1,959,205
                                                              --------------
                                                                   8,589,638
                                                              --------------

HOTELS, RESORTS & CRUISE LINES--0.5%
Carnival Corp. 3.75%, 11/15/07 ..............         1,500        1,481,879
Hilton Hotels Corp. 7.625%, 5/15/08 .........         3,000        3,248,007
                                                              --------------
                                                                   4,729,886
                                                              --------------

HOUSEWARES & SPECIALTIES--0.2%
Newell Rubbermaid, Inc. 4%, 5/1/10 ..........         2,000        1,946,122

INTEGRATED OIL & GAS--0.6%
Amerada Hess Corp. 6.65%, 8/15/11 ...........         3,825        4,112,694
Conoco Funding Co. 5.45%, 10/15/06 ..........         1,000        1,021,824
Texaco Capital, Inc. 5.50%, 1/15/09 .........         1,035        1,084,929
                                                              --------------
                                                                   6,219,447
                                                              --------------

INTEGRATED TELECOMMUNICATION SERVICES--1.7%
AT&T Corp. 9.05%, 11/15/11 ..................         2,200        2,521,750
Citizens Communications Co. 9.25%, 5/15/11 ..         2,500        2,718,750
Qwest Corp. 5.625%, 11/15/08 ................         1,000          982,500
Qwest Corp. 144A 7.875%, 9/1/11(b) ..........         2,850        2,907,000
Sprint Capital Corp. 6.375%, 5/1/09 .........         4,000        4,256,812
Verizon Communications, Inc. 7.51%, 4/1/09 ..         3,500        3,859,548
                                                              --------------
                                                                  17,246,360
                                                              --------------

INVESTMENT BANKING & BROKERAGE--1.3%
Credit Suisse First Boston USA, Inc. 3.875%,
1/15/09 .....................................         3,000        2,942,217

Goldman Sachs Group, Inc. 4.125%, 1/15/08 ...         2,500        2,494,247
Lehman Brothers Holdings, Inc. 4%, 1/22/08 ..         1,500        1,491,124
Lehman Brothers Holdings, Inc. 3.60%, 3/13/09         2,750        2,668,474
Lehman Brothers Holdings, Inc. 4.375%, 11/30/10       1,500        1,478,132
Merrill Lynch & Co., Inc. 4.125%, 9/10/09 ...         2,500        2,470,235
                                                              --------------
                                                                  13,544,429
                                                              --------------

IT CONSULTING & OTHER SERVICES--0.1%
Unisys Corp. 6.875%, 3/15/10 ................         1,430        1,376,375

LIFE & HEALTH INSURANCE--0.6%
Jackson National Life Global Funding 144A
4.536%, 2/10/10(b)(c) .......................         5,750        5,656,563

Protective Life Secured Trust 4.51%, 5/10/10(c)       1,000          995,000
                                                              --------------
                                                                   6,651,563
                                                              --------------

MANAGED HEALTH CARE--0.3%
Cigna Corp. 7.40%, 5/15/07 ..................         2,000        2,115,126
Coventry Health Care, Inc. 8.125%, 2/15/12 ..         1,000        1,080,000
                                                              --------------
                                                                   3,195,126
                                                              --------------


                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Short Term Bond Fund


                                                   PAR VALUE
                                                     (000)         VALUE
                                                   ---------  --------------

METAL & GLASS CONTAINERS--0.1%
Ball Corp. 6.875%, 12/15/12 .................       $ 1,100   $    1,135,750

MOVIES & ENTERTAINMENT--0.5%
Time Warner, Inc. 6.125%, 4/15/06 ...........         1,000        1,020,393
Time Warner, Inc. 6.15%, 5/1/07 .............         2,000        2,072,294
Time Warner, Inc. 6.875%, 5/1/12 ............         1,500        1,670,493
                                                              --------------
                                                                   4,763,180
                                                              --------------

MULTI-LINE INSURANCE--0.2%
ASIF Global Financing XXIII 144A 3.90%,
10/22/08(b) .................................         2,000        1,959,646

OFFICE SERVICES & SUPPLIES--0.1%
Williams Scotsman, Inc. 10%, 8/15/08 ........           750          798,750

OIL & GAS EQUIPMENT & SERVICES--0.1%
Halliburton Co. 5.50%, 10/15/10 .............         1,225        1,274,976

OIL & GAS EXPLORATION & PRODUCTION--0.7%
Chesapeake Energy Corp. 8.125%, 4/1/11 ......         2,500        2,637,500
Denbury Resources, Inc. 7.50%, 4/1/13 .......         1,000        1,020,000

Pemex Project Funding Master Trust 6.125%,
8/15/08 .....................................         1,000        1,027,500

Pemex Project Funding Master Trust 144A 4.31%,
6/15/10(b)(c) ...............................         1,500        1,543,500

Pemex Project Funding Master Trust 144A 6.625%,
4/4/10(b)(j) ................................           500(e)       714,203
                                                              --------------
                                                                   6,942,703
                                                              --------------

OIL & GAS REFINING, MARKETING & TRANSPORTATION--1.4%
CITGO Petroleum Corp. 6%, 10/15/11 ..........         3,500        3,421,250

Enterprise Products Operating LP Series B 4%,
10/15/07 ....................................         2,750        2,699,804

Premcor Refining Group, Inc. (The) 9.25%, 2/1/10      2,000        2,215,000
Premcor Refining Group, Inc. (The) 6.125%, 5/1/11     1,300        1,348,750
Tesoro Petroleum Corp. 8%, 4/15/08 ..........           750          789,375
Valero Energy Corp. 6.125%, 4/15/07 .........         1,700        1,747,972
Valero Energy Corp. 3.50%, 4/1/09 ...........         2,750        2,609,412
                                                              --------------
                                                                  14,831,563
                                                              --------------

OTHER DIVERSIFIED FINANCIAL SERVICES--1.0%
Bosphorus Financial Services Ltd. 144A 4.83%,
2/15/12(b)(c) ...............................         2,000        1,999,568

MassMutual Global Funding II 144A 3.50%,
3/15/10(b) ..................................         1,750        1,666,150

New York Life Global Funding 144A 3.875%,
1/15/09(b) ..................................         2,000        1,978,504


                                                   PAR VALUE
                                                     (000)         VALUE
                                                   ---------  --------------

Principal Life Global Funding I 144A 4.40%,
10/1/10(b) ..................................       $ 1,500   $    1,486,563

Textron Financial Corp. 4.60%, 5/3/10 .......         3,200        3,203,789
                                                              --------------
                                                                  10,334,574
                                                              --------------

PACKAGED FOODS & MEATS--0.4%
Campbell Soup Co. 5.50%, 3/15/07 ............           500          510,383
Dean Foods Co. 6.625%, 5/15/09 ..............         3,345        3,411,900
                                                              --------------
                                                                   3,922,283
                                                              --------------

PAPER PACKAGING--0.4%
Jefferson Smurfit Corp. 8.25%, 10/1/12 ......         1,450        1,428,250
Packaging Corporation of America 4.375%, 8/1/08       3,000        2,955,138
                                                              --------------
                                                                   4,383,388
                                                              --------------

PAPER PRODUCTS--0.8%
Bowater, Inc. 6.01%, 3/15/10(c) .............         4,850        4,740,875
Georgia-Pacific Corp. 7.375%, 7/15/08 .......         1,100        1,155,000
International Paper Co. 4.25%, 1/15/09 ......         2,000        1,975,840
                                                              --------------
                                                                   7,871,715
                                                              --------------

PHOTOGRAPHIC PRODUCTS--0.1%
Eastman Kodak Co. 3.625%, 5/15/08 ...........         1,000          957,115

PROPERTY & CASUALTY INSURANCE--0.5%
Berkley (WR) Corp. 5.125%, 9/30/10 ..........         2,000        2,006,184

Berkshire Hathaway Finance Corp. 4.20%,
12/15/10(i) .................................         3,000        2,940,507
                                                              --------------
                                                                   4,946,691
                                                              --------------

PUBLISHING & PRINTING--0.5%
Dex Media West LLC/Dex Media Finance Co. ....
5.875%, 11/15/11 ............................         2,750        2,667,500

Dex Media West LLC/Dex Media Finance Co. ....
Series B 8.50%, 8/15/10 .....................         2,400        2,562,000
                                                              --------------
                                                                   5,229,500
                                                              --------------

REAL ESTATE MANAGEMENT & DEVELOPMENT--0.5%
Colonial Realty LP 4.80%, 4/1/11 ............         5,000        4,899,570

REGIONAL BANKS--0.0%
PNC Funding Corp. 5.75%, 8/1/06 .............           400          408,786

REITS--0.8%
Heritage Property Investment Trust 4.50%,
10/15/09 ....................................         2,750        2,712,903

iStar Financial, Inc. 5.375%, 4/15/10 .......         4,725        4,738,707
Kimco Realty Corp. 4.82%, 8/15/11 ...........         1,100        1,099,295
                                                              --------------
                                                                   8,550,905
                                                              --------------


                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Short Term Bond Fund


                                                   PAR VALUE
                                                     (000)         VALUE
                                                   ---------  --------------


RESTAURANTS--0.2%
Yum! Brands, Inc. 7.65%, 5/15/08 ............       $ 2,000   $    2,185,966

SOFT DRINKS--0.1%
Coca-Cola Enterprises, Inc. 4.375%, 9/15/09 .         1,000        1,000,937

SPECIALIZED CONSUMER SERVICES--0.5%
Service Corporation International 7.20%, 6/1/06       2,000        2,055,000
Service Corporation International 7.70%, 4/15/09      2,000        2,085,000
Service Corporation International 7.70%, 4/15/09      1,000        1,042,500
Service Corporation International 6%, 12/15/05           24           24,120
                                                              --------------
                                                                   5,206,620
                                                              --------------

SPECIALIZED FINANCE--0.3%
CIT Group, Inc. 4.75%, 12/15/10 .............         3,500        3,502,555

SPECIALTY CHEMICALS--0.2%
Lubrizol Corp. 4.625%, 10/1/09 ..............         1,750        1,734,467

THRIFTS & MORTGAGE FINANCE--0.5%
Countrywide Home Loans 5.625%, 7/15/09 ......         4,000        4,137,204
Golden West Financial Corp. 4.125%, 8/15/07 .         1,000        1,002,279
                                                              --------------
                                                                   5,139,483
                                                              --------------

TOBACCO--0.1%
Altria Group, Inc. 5.625%, 11/4/08 ..........         1,500        1,554,204

----------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $379,128,325)                                   375,317,873
----------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED
SECURITIES--17.8%

Adjustable Rate Mortgage Trust 05-3, 2A1
4.723%, 7/25/35(c) ..........................         5,147        5,155,455

Ameriquest Finance Net Interest Margin Trust
03-N9A, 144A 7.385%, 10/25/33(b) ............           182          182,880

Asset Backed Funding Corp. Net Interest Margin
Trust 04-HE1, N1 144A 4.45%, 7/26/34(b) .....         1,896        1,894,879

Asset Backed Funding Corp. Net Interest Margin
Trust 04-HE6, A1 144A 5%, 9/27/34(b) ........         2,370        2,369,558

Asset Backed Securities Corp. Net Interest Margin
Trust 04-HE9, A1 144A 5%, 12/25/34(b) .......         1,574        1,573,903

Bank of America Mortgage Securities 03-F, 3A1
3.994%, 7/25/33(c) ..........................        13,951       13,761,738

Bear Stearns Asset Backed Securities Net Interest
Margin 03-HE1N, N2 144A 6.50%, 10/25/05(b) ..         1,890        1,820,897

Bear Stearns Asset Backed Securities Net Interest
Margin 04-HE1N, A2 144A 5.50%, 2/25/34(b) ...         2,800        2,573,812

Bear Stearns Asset Backed Securities Net Interest
Margin 04-HE2N, A2 144A 5.50%, 3/25/34(b) ...         1,850        1,693,617


                                                   PAR VALUE
                                                     (000)         VALUE
                                                   ---------  --------------

Bear Stearns Asset Backed Securities Net Interest
Margin 04-HE5N, A3 5%, 7/25/34 ..............       $ 2,200   $    2,024,000

Bear Stearns Commercial Mortgage 04-ESA,
C 144A 4.937%, 5/14/16(b) ...................         5,000        5,025,000

Bear Stearns Structured Products Inc. 04-5 A P.O.
144A 0%, 2/25/34(b) .........................         3,287        3,014,896

Bear Stearns Structured Products, Inc. 04-15, A1
P.O. 144A 0%, 11/27/34(b) ...................         3,822        3,333,712

Bear Stearns Structured Products, Inc. 04-6 N P.O.
0%, 2/25/34 .................................         3,917        3,624,022

Centex Home Equity 05-A, AF4 4.72%, 10/25/31(c)       3,750        3,724,579

Chase Mortgage Finance Corp. 04-S1, M 5.098%,
2/25/19(c) ..................................         2,333        2,338,257

Chase Mortgage Finance Corp. 04-S3, 3A1 6%,
3/25/34 .....................................         6,296        6,417,825

Citifinancial Mortgage Securities, Inc. 04-1,
AF2 2.645%, 4/25/34(c) ......................         4,750        4,586,616

Commercial Mortgage Acceptance Corp. 99-C1,
A2 7.03%, 6/15/31 ...........................           300          327,610

Countrywide Asset-Backed Certificates 4-14N
N 144A 5%, 6/25/36(b) .......................         3,159        3,171,706

Countrywide Home Loans 04-12, 12A1 4.873%,
8/25/34(c) ..................................         8,953        8,970,540

Countrywide Partnership Trust Net Interest Margin
04-EC1N N 144A 5%, 9/25/35(b) ...............           995          997,835

CS First Boston Mortgage Securities Corp. 01-CK1,
A2 6.25%, 12/16/35 ..........................           475          497,658

CS First Boston Mortgage Securities Corp. 04-1,
1A1 5.75%, 2/25/34 ..........................         4,561        4,611,212

CS First Boston Mortgage Securities Corp. 97-C2
B 6.72%, 1/17/35 ............................         3,500        3,708,967

DLJ Commercial Mortgage Corp. 98-CF2, A1B
6.24%, 11/12/31 .............................           145          153,346

First Franklin Net Interest Margin Trust 04-FF7A,
A 144A 5%, 9/27/34(b) .......................         1,920        1,913,942

First Franklin Net Interest Margin Trust 04-FF7A,
B 144A 6.75%, 9/27/34(b) ....................         1,729        1,717,097

First Horizon Mortgage Pass-Through Trust
04-AR4, 2A1 4.445%, 8/25/34(c) ..............         4,834        4,810,193

First Horizon Mortgage Pass-Through Trust
05-AR1, 2A1 5.041%, 4/25/35(c) ..............         5,881        5,891,541

First Plus Home Loan Trust 97-3, M2 7.52%,
11/10/23 ....................................           134          133,779


                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Short Term Bond Fund


                                                   PAR VALUE
                                                     (000)         VALUE
                                                   ---------  --------------

GMAC Commercial Mortgage Securities, Inc. ...
97-C2, A3 6.566%, 4/15/29 ...................       $ 2,482   $    2,600,608

GMAC Mortgage Corp. Loan Trust 02-J6, A17
6.25%, 10/25/32 .............................         2,042        2,036,704

GMAC Mortgage Corp. Loan Trust 03-GH2, A2
3.69%, 7/25/20 ..............................         2,437        2,430,693

GS Mortgage Securities Corp. II 99-C1, A2 6.11%,
11/18/30(c) .................................           245          256,009

GSAMP Trust 05-NC1N 144A 5%, 2/25/35(b) .....         4,277        4,261,790

GSAMP Trust Net Interest Margin 04-1, N1 144A
5.50%, 9/25/34(b) ...........................         2,213        2,209,489

GSR Mortgage Loan Trust 04-10F, B4 5.537%,
9/25/34(c) ..................................         1,785        1,672,390

GSR Mortgage Loan Trust 04-10F, B5 5.537%,
9/25/34(c) ..................................         1,784        1,350,508

GSR Mortgage Loan Trust 04-10F, B6 5.537%,
9/25/34(c) ..................................         1,190          535,322

Home Equity Asset Trust  02-5N, A 144A 8%,
6/27/33(b) ..................................           122          121,760

Home Equity Asset Trust 03-6N, A 144A 6.50%,
3/27/34(b) ..................................           173          173,388

Home Equity Asset Trust 03-8N, A 144A 5%,
5/27/34(b) ..................................           676          676,033

Homestar Net Interest Margin Trust 04-3, A1 144A
5.50%, 7/25/34(b) ...........................         1,954        1,945,848

J.P. Morgan Chase Commercial Mortgage
Securities Corp. 01-CIBC, A3 6.26%, 3/15/33 .           500          541,712

Master Resecuritization Trust 04-1 4.75%, 7/28/33     1,643        1,604,049
Master Resecuritization Trust 4.75%, 4/29/34          4,500        4,416,106
Master Resecuritization Trust 04-2 5.25%, 3/28/34     4,548        4,473,853

Master Resecuritization Trust 04-3, CTFS 5%,
10/28/34 ....................................         5,425        5,348,754

Master Resecuritization Trust 04-3, N 5%, 3/28/34     3,199        3,133,552

Master Resecuritization Trust Alternative Loans
Trust 02-3, M2 5.727%, 12/25/32(c) ..........         3,500        3,443,672

Merrill Lynch Mortgage Investors, Inc. 96-C1,
C 7.42%, 4/25/28 ............................         2,000        2,035,243

Option One Mortgage Securities Corp. Net Interest
Margin Trust 03-5 144A 6.90%, 7/26/33(b) ....           241          241,984

Park Place Securities Net Interest Margin Trust
04-MCW1, B 144A 7.385%, 9/25/34(b) ..........         1,750        1,766,953

PNC Mortgage Acceptance Corp. 00-C2, A2 7.30%,
10/12/33 ....................................           250          278,935


                                                   PAR VALUE
                                                     (000)         VALUE
                                                   ---------  --------------

Residential Asset Mortgage Products, Inc. ...
03-RS6, AI3 3.08%, 12/25/28 .................       $   750   $      744,114

Residential Asset Mortgage Products, Inc. ...
03-RZ1, AI3 3.49%, 8/25/29 ..................           585          583,253

Residential Funding Mortgage Securities I 05-SA1,
2A 4.916%, 3/25/35(c) .......................         5,474        5,490,812

Sharp SP I LLC Net Interest Margin Trust
04-FM1N, N 6.16%, 9/25/33 ...................           418          417,499

Sharp SP I LLC Net Interest Margin Trust
04-OP1N, NA 5.19%, 4/25/34 ..................         1,123        1,123,316

Starwood Commercial Mortgage Trust 99-C1A,
A1 144A 6.60%, 2/3/14(b) ....................         1,426        1,488,641

Structured Asset Securities Corp. 05-1, 6A1 6%,
2/25/35 .....................................         7,355        7,485,948

Structured Asset Securities Corp. Net Interest
Margin Trust 04-23XS  A 144A 5.50%, 2/28/35(b)        1,443        1,442,653

Washington Mutual, Inc. 00-1, M3 4.60%,
1/25/40(c) ..................................         1,560        1,567,971

Washington Mutual, Inc. 04-AR7, A6 3.955%,
7/25/34(c) ..................................         4,775        4,688,688

Wells Fargo Bank Mortgage Backed Securities
Trust 04-BB, A1 4.586%, 1/25/35(c) ..........         4,811        4,775,430

Wells Fargo Mortgage Backed Securities Trust
04-EE, 2A3 3.989%, 1/25/35(c) ...............         5,693        5,601,257

----------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $185,941,106)                                   184,986,009
----------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--14.7%

AUSTRALIA--1.2%
Commonwealth of Australia Series 1106 6.75%,
11/15/06 ....................................        15,800(g)    12,606,748

AUSTRIA--0.1%
Republic of Austria Series 97 5.75%, 4/11/07            450(e)       615,905

BRAZIL--2.2%
Federative Republic of Brazil 9.25%, 10/22/10         7,500        8,118,750
Federative Republic of Brazil 8%, 4/15/14 ...        13,035       13,002,681

Federative Republic of Brazil DCB-L 4.313%,
4/15/12(c) ..................................         2,265        2,122,481
                                                              --------------
                                                                  23,243,912
                                                              --------------

BULGARIA--0.1%
Republic of Bulgaria RegS 8.25%, 1/15/15(j) .         1,225        1,523,594


                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Short Term Bond Fund


                                                   PAR VALUE
                                                     (000)         VALUE
                                                   ---------  --------------

CHILE--0.5%
Republic of Chile 5.625%, 7/23/07 ...........       $ 1,250   $    1,283,750
Republic of Chile 3.587%, 1/28/08(c) ........         4,000        4,008,000
                                                              --------------
                                                                   5,291,750
                                                              --------------

COLOMBIA--0.8%
Republic of Colombia 11.375%, 1/31/08 .......         2,150(e)     3,249,049
Republic of Colombia 8.625%, 4/1/08 .........         1,500        1,609,500
Republic of Colombia 9.75%, 4/23/09 .........         3,500        3,874,500
                                                              --------------
                                                                   8,733,049
                                                              --------------

COSTA RICA--0.4%
Republic of Costa Rica 144A 9%, 3/1/11(b) ...         4,000        4,420,000

ECUADOR--0.1%
Republic of Ecuador 12%, 11/15/12 ...........           750          701,250

INDONESIA--0.1%
Republic of Indonesia 7.75%, 8/1/06 .........           800          832,000

MEXICO--0.6%
United Mexican States 8.375%, 1/14/11 .......         5,050        5,779,725

NEW ZEALAND--1.2%
Commonwealth of New Zealand Series 206 6.50%,
2/15/06 .....................................        17,290(f)    12,637,241

PANAMA--0.3%
Republic of Panama 8.25%, 4/22/08 ...........         2,500        2,718,750

PERU--0.4%
Republic of Peru 8.375%, 5/3/16 .............           500          537,500
Republic of Peru 9.125%, 1/15/08 ............         3,000        3,315,000
                                                              --------------
                                                                   3,852,500
                                                              --------------

PHILIPPINES--1.4%
Republic of Philippines 8.375%, 3/12/09 .....         2,000        2,107,500
Republic of Philippines 8.375%, 2/15/11 .....         6,400        6,528,000
Republic of Philippines 9%, 2/15/13 .........         4,500        4,685,625
Republic of Philippines 8.875%, 3/17/15 .....           850          862,750
                                                              --------------
                                                                  14,183,875
                                                              --------------

RUSSIA--2.3%
Ministry Finance of Russia Series VI 3%, 5/14/06      4,500        4,430,475
Russian Federation 144A 8.25%, 3/31/10(b) ...         4,000        4,375,000
Russian Federation RegS 10%, 6/26/07(j) .....         3,750        4,150,125
Russian Federation RegS 8.25%, 3/31/10(j) ...        10,050       10,992,690
                                                              --------------
                                                                  23,948,290
                                                              --------------

SOUTH AFRICA--1.0%
Republic of South Africa 5.25%, 5/16/13 .....           500(e)       688,981

Republic of South Africa Series R152 12%,
2/28/06 .....................................        42,633(h)     7,276,726


                                                   PAR VALUE
                                                     (000)         VALUE
                                                   ---------  --------------

SOUTH AFRICA--CONTINUED
Republic of South Africa Series R153 13%,
8/31/10 .....................................        13,460(h)$    2,693,304
                                                              --------------
                                                                  10,659,011
                                                              --------------

TURKEY--1.1%
Republic of Turkey 10.50%, 1/13/08 ..........       $ 3,600        3,996,000
Republic of Turkey 11.75%, 6/15/10 ..........         4,050        4,860,000
Republic of Turkey RegS 10%, 9/19/07(j) .....         2,000        2,200,200
                                                              --------------
                                                                  11,056,200
                                                              --------------

UKRAINE--0.5%
Republic of Ukraine 144A 6.365%, 8/5/09(b)(c)         3,000        3,221,250
Republic of Ukraine RegS 11%, 3/15/07(j) ....         1,867        2,003,023
                                                              --------------
                                                                   5,224,273
                                                              --------------

VENEZUELA--0.4%
Republic of Venezuela 5.375%, 8/7/10 ........         4,550        4,090,364

----------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $150,690,340)                                   152,118,437
----------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(d)--6.5%

AUSTRALIA--0.2%
Westfield Capital Corp. 144A 4.375%, 11/15/10(b)      1,800        1,780,567

BERMUDA--0.2%
Intelsat Bermuda Ltd. 144A 7.805%, 1/15/12(b)(c)      2,000        2,015,000

BRAZIL--0.2%
Petrobras International Finance Co. 9.125%, 7/2/13    1,900        2,090,000

CANADA--0.3%
Methanex Corp. 7.75%, 8/15/05 ...............           500          507,500
Nova Chemicals Corp. 6.50%, 1/15/12 .........           700          711,375

Rogers Wireless Communications, Inc. 8%,
12/15/12 ....................................           700          721,000

Thomson Corp. (The) 4.25%, 8/15/09 ..........         1,000          988,544
                                                              --------------
                                                                   2,928,419
                                                              --------------

GERMANY--1.0%
Aries Vermoegensverwaltung GmbH 144A 7.75%,
10/25/09(b) .................................         3,250(e)     4,846,205

Aries Vermoegensverwaltung GmbH 144A 5.426%,
10/25/07(b)(c) ..............................         1,250(e)     1,701,058

Deutsche Telekom International Finance BV 8.50%,
6/15/10 .....................................         1,000        1,159,752

European Investment Bank 6%, 7/15/05 ........         4,215(g)     3,293,247
                                                              --------------
                                                                  11,000,262
                                                              --------------

                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Short Term Bond Fund


                                                   PAR VALUE
                                                     (000)         VALUE
                                                   ---------  --------------

HONG KONG--0.2%
Hutchison Whampoa International Ltd. 144A
5.45%, 11/24/10(b) ..........................       $ 2,000   $    2,048,380

INDIA--0.2%
Vedanta Resources plc 144A 6.625%, 2/22/10(b)         2,550        2,420,231

IRELAND--0.1%
Smurfit Capital Funding plc 6.75%, 11/20/05 .         1,500        1,507,500

ITALY--0.2%
Telecom Italia Capital SA 4%, 11/15/08 ......         2,000        1,957,710

KAZAKHSTAN--0.8%
Kazkommerts International BV 144A 7.875%,
4/7/14(b) ...................................         1,000          996,250

Kazkommerts International BV 144A 10.125%,
5/8/07(b) ...................................         2,750        2,978,663

Kazkommerts International BV RegS 10.125%,
5/8/07(j) ...................................         2,250        2,430,000

TuranAlem Finance BV 144A 7.875%, 6/2/10(b) .         1,500        1,503,750
                                                              --------------
                                                                   7,908,663
                                                              --------------

LUXEMBOURG--0.3%
Lighthouse International Co. SA 144A 8%,
4/30/14(b) ..................................         2,500(e)     3,273,430

MALAYSIA--0.3%
Malaysia International Shipping Corp. Capital Ltd.
144A 5%, 7/1/09(b) ..........................         2,800        2,836,918

MEXICO--0.4%
America Movil SA de CV 3.805%, 4/27/07(c) ...         3,000        3,003,750
America Movil SA de CV 4.125%, 3/1/09 .......         1,250        1,209,320
Grupo Televisa SA 8.625%, 8/8/05 ............           500          507,500
                                                              --------------
                                                                   4,720,570
                                                              --------------

PHILIPPINES--0.1%
Philippine Long Distance Telephone Co. 7.85%,
3/6/07 ......................................         1,000        1,035,000

POLAND--0.3%
Telekomunikacja Polska SA Finance BV 144A
7.75%, 12/10/08(b) ..........................         2,700        2,981,111

QATAR--0.3%
Ras Laffan Liquefied Natural Gas Co., Ltd. ..
144A 3.437%, 9/15/09 ........................         3,324        3,257,121

SOUTH KOREA--0.7%
Chohung Bank 144A 4.50%, 11/3/14(b)(c) ......           565          552,135
Export-Import Bank of Korea 4.50%, 8/12/09 ..         1,355        1,347,327
Korea Development Bank 4.25%, 11/13/07 ......         1,000          998,142
Korea Development Bank 3.875%, 3/2/09 .......         3,000        2,921,637
Korea Electric Power Corp.144A 4.25%, 9/12/07(b)      1,500        1,495,675
                                                              --------------
                                                                   7,314,916
                                                              --------------


                                                   PAR VALUE
                                                     (000)         VALUE
                                                   ---------  --------------

UNITED KINGDOM--0.4%
British Telecommunications plc 8.375%, 12/15/10     $ 3,000   $    3,519,510

UNITED STATES--0.2%
Tyco International Group SA 6.375%, 2/15/06 .         1,750        1,783,397

VENEZUELA--0.1%
Corp Andina de Fomento 5.20%, 5/21/13 .......         1,000        1,004,998

----------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $66,906,335)                                     67,383,703
----------------------------------------------------------------------------

DOMESTIC CONVERTIBLE BONDS--0.2%

ELECTRONIC EQUIPMENT MANUFACTURERS--0.2%
SCI Systems, Inc. Cv. 3%, 3/15/07 ...........         2,000        1,887,500

----------------------------------------------------------------------------
TOTAL DOMESTIC CONVERTIBLE BONDS
(IDENTIFIED COST $1,953,033)                                       1,887,500
----------------------------------------------------------------------------

CREDIT LINKED NOTES--0.3%

OTHER FOREIGN GOVERNMENT--0.3%
Deutsche Bank AG London Federative Republic of
Brazil 10.08%, 8/20/05(c) ...................         3,000        3,060,000

----------------------------------------------------------------------------
TOTAL CREDIT LINKED NOTES
(IDENTIFIED COST $3,000,000)                                       3,060,000
----------------------------------------------------------------------------

LOAN AGREEMENTS(c)--2.3%

BROADCASTING & CABLE TV--0.8%
DIRECTV Holdings LLC/DIRECTV Finance Co., Inc.
Tranche Loan B 4.454%, 4/8/13(l) ............           850          854,250

Mediacom LLC  Tranche Loan B 4.85%, 3/31/13 .         4,750        4,803,437
PanAmSat Corp. Tranche Loan B 5.34%, 8/20/11          2,977        3,023,932
                                                              --------------
                                                                   8,681,619
                                                              --------------

ENVIRONMENTAL SERVICES--0.1%
Allied Waste Industries, Inc. Tranche Loan 4 78%,
3/21/12 .....................................           203          202,956

Allied Waste Industries, Inc. Tranche Loan 5 03%,
3/21/12 .....................................           547          547,981
                                                              --------------
                                                                     750,937
                                                              --------------

FERTILIZERS & AGRICULTURAL CHEMICALS--0.0%
Mosaic Global Holdings, Inc. Tranche Loan B
4.277%, 2/18/12 .............................           250          252,188

HEALTH CARE FACILITIES--0.3%
LifePoint Hospitals, Inc. Tranche Loan B 4.775%,
4/15/12(l) ..................................         3,225        3,229,031


                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Short Term Bond Fund


                                                   PAR VALUE
                                                     (000)         VALUE
                                                   ---------  --------------

INTEGRATED TELECOMMUNICATION SERVICES--0.3%
NTELOS, Inc. Tranche Loan B 7%, 8/24/11(l) ..       $ 2,675   $    2,661,625

PAPER PRODUCTS--0.5%
NewPage Corp. Tranche Loan B 6.38%, 4/7/11(l)         4,700        4,729,375

PERSONAL PRODUCTS--0.0%
Del Laboratories, Inc. Tranche Loan B 4.97%,
7/26/11 .....................................           500          504,063

REITS--0.3%
General Growth Properties, Inc. Tranche Loan B
4.94%, 11/12/08 .............................         2,750        2,770,625

----------------------------------------------------------------------------
TOTAL LOAN AGREEMENTS
(IDENTIFIED COST $23,512,459)                                     23,579,463
----------------------------------------------------------------------------

TARGETED RETURN INDEX SECURITIES--0.1%

Lehman Brothers Targeted Return Index Securities
Trust Series 5-2002 144A 5.94%, 1/25/07(b)(c)         1,272        1,287,747

----------------------------------------------------------------------------
TOTAL TARGETED RETURN INDEX SECURITIES
(IDENTIFIED COST $1,272,305)                                       1,287,747
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.8%
(IDENTIFIED COST $1,027,213,445)                               1,024,149,771
----------------------------------------------------------------------------


                                                   PAR VALUE
                                                     (000)         VALUE
                                                   ---------  --------------

SHORT-TERM INVESTMENTS--1.7%

COMMERCIAL PAPER--1.7%
Alpine Securitization Corp. 2.95%, 5/2/05 ...       $15,675   $   15,673,716
UBS Finance Delaware LLC 2.83%, 5/2/05 ......         1,475        1,474,884
George Street Finance LLC 2.97%, 5/11/05 ....           560          559,538

----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $17,708,138)                                     17,708,138
----------------------------------------------------------------------------

TOTAL INVESTMENTS--100.5%
(IDENTIFIED COST $1,044,921,583)                               1,041,857,909(a)
Other assets and liabilities, net--(0.5)%                         (4,879,048)
                                                              --------------
NET ASSETS--100.0%                                            $1,036,978,861
                                                              ==============

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $7,785,695 and gross depreciation of $12,442,884 for federal income tax purposes. At April 30, 2005, the aggregate cost of securities for federal income tax purposes was $1,046,515,098.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2005, these securities amounted to a value of $142,942,741 or 13.8% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) Foreign corporate bonds are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 2H "Foreign security country determination" in the Notes to Financial Statements.
(e) Par value represents Euro.
(f) Par value represents New Zealand Dollar.
(g) Par value represents Australian Dollar.
(h) Par value represents South African Rand.
(i) All or a portion segregated as collateral for swap agreements, forward currency contracts, or delayed delivery transactions.
(j) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(k) Principal amount is adjusted daily pursuant to the change in the Consumer Price Index.
(l) This security has a delayed delivery settlement date.


                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Short Term Bond Fund


                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2005
                                   (UNAUDITED)

ASSETS
Investment securities at value
   (Identified cost $1,044,921,583)                             $1,041,857,909
Cash                                                                   362,608
Receivables
   Fund shares sold                                                 17,338,590
   Investment securities sold                                       16,875,272
   Interest                                                         10,890,589
Unrealized appreciation on forward currency contracts                  417,865
Trustee retainer                                                         2,220
Prepaid expenses                                                        73,012
                                                                --------------
     Total assets                                                1,087,818,065
                                                                --------------
LIABILITIES
Payables
   Investment securities purchased                                  43,149,467
   Fund shares repurchased                                           3,066,601
   Dividend distributions                                            3,430,550
   Investment advisory fee                                             462,289
   Distribution and service fees                                       386,922
   Transfer agent fee                                                  141,887
   Financial agent fee                                                  45,933
Unrealized depreciation on forward currency contracts                   49,071
Unrealized depreciation on swap agreements                              29,090
Accrued expenses                                                        77,394
                                                                --------------
     Total liabilities                                              50,839,204
                                                                --------------
NET ASSETS                                                      $1,036,978,861
                                                                ==============

NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                $1,042,442,059
Distributions in excess of net investment income                    (1,184,564)
Accumulated net realized loss                                       (1,551,042)
Net unrealized depreciation                                         (2,727,592)
                                                                --------------
NET ASSETS                                                      $1,036,978,861
                                                                ==============

CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $543,650,352)               114,418,888
Net asset value per share                                                $4.75
Offering price per share $4.75/(1-2.25%)                                 $4.86

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $32,804,788)                  6,924,521
Net asset value and offering price per share                             $4.74

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $286,882,757)                59,938,846
Net asset value and offering price per share                             $4.79

CLASS T
Shares of beneficial interest outstanding, $1 par value,
   unlimited authorization (Net Assets $173,640,964)                36,343,719
Net asset value and offering price per share                             $4.78


                             STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED APRIL 30, 2005
                                   (UNAUDITED)

INVESTMENT INCOME
Interest                                                           $ 23,305,844
Foreign taxes withheld                                                   (9,520)
                                                                   ------------
     Total investment income                                         23,296,324
                                                                   ------------
EXPENSES
Investment advisory fee                                               2,463,380
Service fees, Class A                                                   566,167
Distribution and service fees, Class B                                  120,888
Distribution and service fees, Class C                                  666,476
Distribution and service fees, Class T                                  721,947
Financial agent fee                                                     269,373
Transfer agent                                                          409,194
Custodian                                                                85,944
Registration                                                             59,670
Printing                                                                 34,785
Professional                                                             22,529
Trustees                                                                 18,745
Miscellaneous                                                            35,702
                                                                   ------------
     Total expenses                                                   5,474,800
     Custodian fees paid indirectly                                     (13,207)
                                                                   ------------
     Net expenses                                                     5,461,593
                                                                   ------------
NET INVESTMENT INCOME                                                17,834,731
                                                                   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments                                        130,527
Net realized loss on foreign currency transactions                   (1,171,704)
Net change in unrealized appreciation (depreciation) on
   investments                                                      (14,190,516)
Net change in unrealized appreciation (depreciation) on
   swap agreements                                                       33,474
Net change in unrealized appreciation (depreciation) on
   foreign currency and foreign currency translations                   352,493
                                                                   ------------
NET LOSS ON INVESTMENTS                                             (14,845,726)
                                                                   ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $  2,989,005
                                                                   ============


                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Short Term Bond Fund

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                             Six Months
                                                                                                Ended
                                                                                            April 30, 2005           Year Ended
                                                                                             (Unaudited)          October 31, 2004
                                                                                            --------------        ----------------
FROM OPERATIONS
   Net investment income (loss)                                                            $   17,834,731          $  24,497,728
   Net realized gain (loss)                                                                    (1,041,177)             2,556,117
   Net change in unrealized appreciation (depreciation)                                       (13,804,549)             3,809,891
                                                                                           --------------          -------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                  2,989,005             30,863,736
                                                                                           --------------          -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                             (10,162,310)           (14,106,306)
   Net investment income, Class B                                                                (644,024)            (1,269,340)
   Net investment income, Class C                                                              (5,590,563)            (8,394,784)
   Net investment income, Class T                                                              (2,655,063)            (2,671,811)
                                                                                           --------------          -------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                  (19,051,960)           (26,442,241)
                                                                                           --------------          -------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (61,994,091 and 61,571,618 shares, respectively)             297,579,704            296,489,759
   Net asset value of shares issued from reinvestment of distributions
     (1,286,272 and 1,995,081 shares, respectively)                                             6,165,655              9,565,453
   Cost of shares repurchased (25,950,297 and 34,404,698 shares, respectively)               (124,323,252)          (164,345,981)
                                                                                           --------------          -------------
Total                                                                                         179,422,107            141,709,231
                                                                                           --------------          -------------
CLASS B
   Proceeds from sales of shares (1,215,859 and 2,817,773 shares, respectively)                 5,815,942             13,458,686
   Net asset value of shares issued from reinvestment of distributions
     (62,573 and 168,871 shares, respectively)                                                    299,113                807,426
   Cost of shares repurchased (1,270,698 and 2,460,921 shares, respectively)                   (6,095,822)           (11,775,709)
                                                                                           --------------          -------------
Total                                                                                              19,233              2,490,403
                                                                                           --------------          -------------
CLASS C
   Proceeds from sales of shares (24,418,072 and 34,994,566 shares, respectively)             118,246,895            169,597,254
   Net asset value of shares issued from reinvestment of distributions
     (744,808 and 1,173,928 shares, respectively)                                               3,596,619              5,669,472
   Cost of shares repurchased (14,308,660 and 21,055,457 shares, respectively)                (69,092,502)          (101,472,871)
                                                                                           --------------          -------------
Total                                                                                          52,751,012             73,793,855
                                                                                           --------------          -------------
CLASS T
   Proceeds from sales of shares (14,709,342 and 20,677,736 shares, respectively)              71,020,109             99,970,990
   Net asset value of shares issued from reinvestment of distributions
     (120,116 and 336,804 shares, respectively)                                                   578,328              1,619,282
   Cost of shares repurchased (3,221,650 and 1,831,652 shares, respectively)                  (15,535,896)            (8,777,578)
                                                                                           --------------          -------------
Total                                                                                          56,062,541             92,812,694
                                                                                           --------------          -------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                  288,254,893            310,806,183
                                                                                           --------------          -------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                      272,191,938            315,227,678

NET ASSETS
   Beginning of period                                                                        764,786,923            449,559,245
                                                                                           --------------          -------------
   END OF PERIOD [INCLUDING DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME
     AND UNDISTRIBUTED NET INVESTMENT INCOME OF ($1,184,564) AND $32,665, RESPECTIVELY]    $1,036,978,861          $ 764,786,923
                                                                                           ==============          =============

                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Short Term Bond Fund


                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                               CLASS A
                                            ---------------------------------------------------------------------------
                                              SIX MONTHS
                                                 ENDED                          YEAR ENDED OCTOBER 31
                                            APRIL 30, 2005     --------------------------------------------------------
                                              (UNAUDITED)       2004         2003       2002(4)       2001        2000
Net asset value, beginning of period             $ 4.83        $ 4.78       $ 4.56      $ 4.58       $ 4.49      $ 4.57
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(3)                 0.10(8)       0.21         0.22        0.25         0.33        0.35
   Net realized and unrealized gain (loss)(3)     (0.07)         0.06         0.21       (0.02)        0.11       (0.10)
                                                 ------        ------       ------      ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS              0.03          0.27         0.43        0.23         0.44        0.25
                                                 ------        ------       ------      ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income           (0.11)        (0.22)       (0.21)      (0.25)       (0.35)      (0.33)
                                                 ------        ------       ------      ------       ------      ------
     TOTAL DISTRIBUTIONS                          (0.11)        (0.22)       (0.21)      (0.25)       (0.35)      (0.33)
                                                 ------        ------       ------      ------       ------      ------
Change in net asset value                         (0.08)         0.05         0.22       (0.02)        0.09       (0.08)
                                                 ------        ------       ------      ------       ------      ------
NET ASSET VALUE, END OF PERIOD                   $ 4.75        $ 4.83       $ 4.78      $ 4.56       $ 4.58      $ 4.49
                                                 ======        ======       ======      ======       ======      ======
Total return(1)                                    0.57%(7)      5.69%        9.68%       5.22%       10.20%       5.67%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)          $543,650      $372,463     $229,020     $83,665      $34,109     $22,637
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                          1.01%(6)      1.03%        1.08%       1.23%        1.22%       1.00%
   Gross operating expenses                        1.01%(6)      1.03%        1.08%       1.23%        1.50%       1.50%
   Net investment income (loss)(3)                 4.20%(6)      4.17%        4.28%       5.09%        7.09%       7.67%
Portfolio turnover                                   44%(7)        95%         135%        146%         125%        116%



                                                                               CLASS B
                                            ---------------------------------------------------------------------------
                                              SIX MONTHS
                                                 ENDED                          YEAR ENDED OCTOBER 31
                                            APRIL 30, 2005     --------------------------------------------------------
                                              (UNAUDITED)       2004         2003       2002(4)       2001        2000
Net asset value, beginning of period             $ 4.82        $ 4.77       $ 4.55      $ 4.56       $ 4.47      $ 4.56
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(4)                 0.09(8)       0.19         0.20        0.22         0.30        0.32
   Net realized and unrealized gain (loss)(4)     (0.07)         0.05         0.21          --(5)      0.12       (0.10)
                                                 ------        ------       ------      ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS              0.02          0.24         0.41        0.22         0.42        0.22
                                                 ------        ------       ------      ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income           (0.10)        (0.19)       (0.19)      (0.23)       (0.33)      (0.31)
                                                 ------        ------       ------      ------       ------      ------
     TOTAL DISTRIBUTIONS                          (0.10)        (0.19)       (0.19)      (0.23)       (0.33)      (0.31)
                                                 ------        ------       ------      ------       ------      ------
Change in net asset value                         (0.08)         0.05         0.22       (0.01)        0.09       (0.09)
                                                 ------        ------       ------      ------       ------      ------
NET ASSET VALUE, END OF PERIOD                   $ 4.74        $ 4.82       $ 4.77      $ 4.55       $ 4.56      $ 4.47
                                                 ======        ======       ======      ======       ======      ======
Total return(1)                                    0.31%(7)      5.16%        9.17%       4.94%        9.69%       4.95%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)           $32,805       $33,325      $30,457     $21,450      $11,978      $9,171
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                          1.51%(6)(9)   1.52%        1.58%       1.73%        1.71%       1.50%
   Gross operating expenses                        1.51%(6)      1.52%        1.58%       1.73%        2.00%       2.00%
   Net investment income(4)                        3.68%(6)      3.68%        3.88%       4.62%        6.60%       7.18%
Portfolio turnover                                   44%(7)        95%         135%        146%         125%        116%

(1) Sales charges are not reflected in the total return calculation.
(2) As required, effective November 1, 2001, the Fund has adopted the provisions of AICPA Audit and Accounting Guide for
    Investment Companies and began including paydown gains and losses in interest income. The effect of this change for the year ended October 31, 2002, was to increase the ratio of net investment income to average net assets from 5.24%
    to 5.25% for Class A and from 4.77% to 4.79% for Class B. There was no effect on net investment income per share and net realized and unrealized gains and losses per share. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
(3) In accordance with changes in generally accepted accounting principles, the Fund reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain
    (loss) in the statement of operations. The effect of this reclassification for Class A shares had no impact on net investment income or net realized and unrealized gain (loss) per share for the periods ended October 31, 2003, 2002 and 2001, respectively. The net investment income ratio decreased by 0.06%, 0.16% and 0.15% for the periods ended
    October 31, 2003, 2002 and 2001, respectively.
(4) In accordance with changes in generally accepted accounting principles, the Fund reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain
    (loss) in the statement of operations. The effect of this reclassification for Class B shares was to reduce net investment income and to increase net realized and unrealized gain (loss) per share by $0.00, $0.01 and $0.01 for the periods ended October 31, 2003, 2002 and 2001, respectively. The net investment income ratio decreased by 0.06%,
    0.17% and 0.15% for the periods ended October 31, 2003, 2002 and 2001, respectively.
(5) Amount is less than $0.01.
(6) Annualized.
(7) Not annualized.
(8) Computed using average shares outstanding.
(9) The ratio of net operating expenses excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would have been 0.01% lower than the ratio shown in the table.

                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Short Term Bond Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                               CLASS C
                                            ---------------------------------------------------------------------------
                                              SIX MONTHS
                                                 ENDED                          YEAR ENDED OCTOBER 31
                                            APRIL 30, 2005     --------------------------------------------------------
                                              (UNAUDITED)       2004         2003       2002(4)       2001        2000
Net asset value, beginning of period             $ 4.87        $ 4.81       $ 4.58      $ 4.59       $ 4.48      $ 4.56
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(4)                 0.09(9)       0.21         0.21        0.23         0.32        0.34
   Net realized and unrealized gain (loss)(4)     (0.07)         0.05         0.22          --(6)      0.13       (0.10)
                                                 ------        ------       ------      ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS              0.02          0.26         0.43        0.23         0.45        0.24
                                                 ------        ------       ------      ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income           (0.10)        (0.20)       (0.20)      (0.24)       (0.34)      (0.32)
                                                 ------        ------       ------      ------       ------      ------
     TOTAL DISTRIBUTIONS                          (0.10)        (0.20)       (0.20)      (0.24)       (0.34)      (0.32)
                                                 ------        ------       ------      ------       ------      ------
Change in net asset value                         (0.08)         0.06         0.23       (0.01)        0.11       (0.08)
                                                 ------        ------       ------      ------       ------      ------
NET ASSET VALUE, END OF PERIOD                   $ 4.79        $ 4.87       $ 4.81      $ 4.58       $ 4.59      $ 4.48
                                                 ======        ======       ======      ======       ======      ======
Total return(1)                                    0.43%(8)      5.59%        9.60%       5.17%       10.40%       5.41%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)          $286,883      $238,854     $163,436     $52,101      $10,865      $7,275
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                          1.26%(2)(7)   1.27%        1.33%       1.47%        1.46%       1.25%
   Gross operating expenses                        1.26%(7)      1.27%        1.33%       1.47%        1.76%       1.74%
   Net investment income(4)                        3.94%(7)      3.92%        4.02%       4.78%        6.85%       7.41%
Portfolio turnover                                   44%(8)        95%         135%        146%         125%        116%



                                                            CLASS T
                                            ----------------------------------------
                                              SIX MONTHS                     FROM
                                                 ENDED          YEAR       INCEPTION
                                            APRIL 30, 2005      ENDED      6/2/03 TO
                                              (UNAUDITED)     10/31/04     10/31/03
Net asset value, beginning of period             $ 4.86        $ 4.80       $ 4.82
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(5)                 0.08(9)       0.18         0.07
   Net realized and unrealized gain (loss)(5)     (0.07)         0.06        (0.02)
                                                 ------        ------       ------
     TOTAL FROM INVESTMENT OPERATIONS              0.01          0.24         0.05
                                                 ------        ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income           (0.09)        (0.18)       (0.07)
                                                 ------        ------       ------
     TOTAL DISTRIBUTIONS                          (0.09)        (0.18)       (0.07)
                                                 ------        ------       ------
Change in net asset value                         (0.08)         0.06        (0.02)
                                                 ------        ------       ------
NET ASSET VALUE, END OF PERIOD                   $ 4.78        $ 4.86       $ 4.80
                                                 ======        ======       ======
Total return(1)                                    0.17%(8)      5.05%        1.10%(8)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)          $173,641      $120,145      $26,646
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                          1.76%(7)      1.78%        1.90%(2)(7)
   Gross operating expenses                        1.76%(7)      1.78%        1.90%(7)
   Net investment income(5)                        3.45%(7)      3.40%        3.06%(7)
Portfolio turnover                                   44%(8)        95%         135%(8)

(1) Sales charges are not reflected in the total return calculation.
(2) The ratio of net operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would have been 0.01% lower than the ratio shown in the table.
(3) As required, effective November 1, 2001, the Fund has adopted the provisions of AICPA
    Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change for the year ended October
    31, 2002, was to increase the ratio of net investment income to average net assets from 4.93% to 4.95%. There was no effect on net investment income per share and net realized and unrealized gains and losses per share. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
(4) In accordance with changes in generally accepted accounting principles, the Fund reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification for Class C shares was to reduce net investment income and to increase net realized and unrealized gain (loss)
    per share by $0.00, $0.01 and $0.01 for the periods ended October 31, 2003, 2002 and
    2001, respectively. The net investment income ratio decreased by 0.01%, 0.17% and
    0.15% for the periods ended October 31, 2003, 2002 and 2001, respectively.
(5) In accordance with changes in generally accepted accounting principles, the Fund reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification for Class T shares was to reduce net investment income and to increase net realized and unrealized gain (loss)
    per share by $0.00 for the period ending October 31, 2003. The net investment income ratio for the period ending October 31, 2003 decreased by 0.15%.
(6) Amount is less than $0.01.
(7) Annualized.
(8) Not annualized.
(9) Computed using average shares outstanding.

                        See Notes to Financial Statements

PHOENIX MULTI-SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2005 (UNAUDITED)


1. ORGANIZATION

   Phoenix Multi-Series Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

   Currently, two Funds are offered for sale (each a "Fund"). The Goodwin Multi-Sector Fixed Income Fund is diversified and has a primary investment objective to maximize current income while preserving capital. The Goodwin Multi-Sector Short Term Bond Fund is diversified and has a primary investment objective to provide high current income while attempting to limit changes in the Fund's net asset value per share caused by interest rate changes.

   Each Fund offers Class A, Class B and Class C shares. Multi-Sector Short Term Bond Fund also offers Class T shares. Class A shares of the Multi-Sector Fixed Income Fund are sold with a front-end sales charge of 4.75%. Class A shares of the Multi-Sector Short Term Bond Fund are sold with a front-end sales charge of 2.25%. Certain redemptions of Class A shares of the Multi-Sector Short Term Bond Fund may be subject to a 1% contingent deferred sales if made within one year of purchase. Class B shares of the Multi-Sector Fixed Income Fund are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class B shares of the Multi-Sector Short Term Bond Fund are sold with a contingent deferred sales charge which declines from 2% to zero depending on the period of time the shares are held.
Class C shares of the Multi-Sector Fixed Income Fund are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. Class C shares of the Multi-Sector Short Term Bond Fund are sold with no sales charge. Class T shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase.

   Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION:

   Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

   Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

   As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

   Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

   Certain securities held by the Funds were valued on the basis of a price provided by a principal market makers. The prices provided by the principal market markers may differ from the value that would be realized if the securities were sold. At April 30, 2005, the total value of these securities represented approximately 3.7% and 6.4% of net assets of Multi-Sector Fixed Income Fund and Multi-Sector Short Term Bond Fund, respectively.

   Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

   Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:

   Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code (the "Code") and to distribute substantially all of its

PHOENIX MULTI-SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2005 (UNAUDITED)(CONTINUED)

taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

   The Trust may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which they invest.

D. DISTRIBUTIONS TO SHAREHOLDERS:

   Income distributions are declared and recorded daily. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E. EXPENSES:

   Expenses incurred by the Trust with respect to more than one
Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more appropriately made.

F. FOREIGN CURRENCY TRANSLATION:

   Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Funds do not isolate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

G. FORWARD CURRENCY CONTRACTS:

   Each Fund may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

   A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain or loss. When the contract is closed or offset with the same counterparty, the Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. At April 30, 2005, the Funds had entered into forward currency contracts as follows:

MULTI-SECTOR FIXED INCOME FUND

                                                                Net
                                                             Unrealized
      Contract       In Exchange   Settlement               Appreciation
     to Receive          for          Date        Value    (Depreciation)
-----------------  -------------   ----------  ----------  --------------
   77,541,750 JPY  USD   750,000     6/13/05   $  742,412     $(7,588)
  258,862,500 JPY  USD 2,489,063     6/22/05    2,480,396      (8,664)
  322,188,000 JPY  USD 3,000,000     7/11/05    3,092,859      92,858
                                                              -------
                                                              $76,606

MULTI-SECTOR SHORT TERM BOND FUND

                                                              Net
                                                           Unrealized
    Contract         In Exchange   Settlement               Appreciation
   to Receive            for          Date        Value    (Depreciation)
-----------------  --------------   ----------  ----------  --------------
  501,436,650 JPY  USD  4,850,000    6/13/05  $ 4,800,929   $ (49,071)
1,449,846,000 JPY  USD 13,500,000    7/11/05   13,917,865     417,865
                                                            ---------
                                                            $ 368,794

JPY   Japanese Yen           USD  United States Dollar

H. FOREIGN SECURITY COUNTRY DETERMINATION:

   A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

I. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS:

   Each Fund may engage in when-issued or delayed delivery transactions. Each Fund records when-issued and delayed delivery securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

PHOENIX MULTI-SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2005(UNAUDITED) (CONTINUED)


J. SWAP AGREEMENTS:

   Each Fund may enter into swap agreements, including interest rate, credit default and total return swaps. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument.

   Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal).

   Total return swap agreements involve commitments to pay interest in exchange for a market-linked index, based on the notional amount. To the extent the total return of the security or index involved in the transaction exceeds or falls short of the set interest obligation, the Fund will receive a payment or make a payment to the counterparty.

   Credit default swaps involve the payment of amounts based on a specified rate multiplied by a notional amount as well as upon an event of default. In connection with these agreements securities may be set aside as collateral by the Trust's custodian. Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations.

   Net payments of interest are recorded as net realized gains. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest and/or exchange rates. At April 30, 2005, the Multi-Sector Short Term Bond Fund held the following swap:


                                                                    Unrealized
                                                                   Appreciation
Notional Amount                                                   (Depreciation)
--------------                                                     ------------
Credit Default Swap
$(3,000,000)   Agreement with Deutsche Bank dated October
               28, 2003, terminating on August 20, 2005, to
               pay 3.60% per year times the notional amount.
               The Fund receives only upon a default event
               of Deutsche Bank AG London CLN Federative
               Republic of Brazil the notional amount times
               the difference between the par value and the
               market value of Deutsche Bank CLN Federative
               Republic of Brazil 10.08%, bond due August
               20, 2005.                                             $(29,090)
                                                                     ---------

K. LOAN AGREEMENTS:

   Each Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Each Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling to pay the principal and interest when due.

L. DEBT INDEX SECURITIES AND TARGETED RETURN INDEX SECURITIES:

   Each Fund may invest in securities that represent an interest in a diversified portfolio (the "basket") of debt instruments (the "underlying securities"). Under the term of the baskets, the Fund has direct ownership in each underlying security equal to its pro rata interest in the basket. In the event of default of any underlying security, the notional amount on which interest is earned is reduced by the par amount of the defaulted security, and the pro rata interest of such security is distributed to the Fund.

   Debt index securities are comprised of a basket of credit default swaps referencing a diversified pool of high yield or emerging markets debt instruments. Certain baskets may be purchased on a funded or unfunded basis such that the Fund receives interest payments based upon the notional amount or par amount of the basket. In connection with these investments collateral may be set aside by the Fund's custodian. In the event of default of any of the underlying notional securities within the unfunded basket, the Fund will be required to pay the counterparty an amount equal to its pro rata share of the notional amount of the defaulted security and similarly the Fund will then receive its pro rata interest of the defaulted security or equivalent cash amount. In a funded transaction, in the event of default of any par securities in the funded basket, the Fund would be required to receive its pro rata interest of the defaulted security or equivalent cash amount.

   Targeted return index securities are trusts in which each certificate holder owns a pro rata share of the corporate bonds that comprise the Lehman Brothers U.S. Credit Index, which is a component of the Lehman Brothers U.S. Aggregate Index.

PHOENIX MULTI-SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2005 (UNAUDITED)(CONTINUED)

   The Funds reclassify periodic payments made under swap and high yield debt instruments, previously included within interest income, as a component of realized gain (loss) in the statement of operations. For consistency, similar reclassifications have been made to amounts appearing in the previous year's statement of changes in net assets and the per share amounts and net investment income ratios in prior year financial highlights accordingly.

M. INDEMNIFICATIONS:

   Under the Funds' organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, the Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

3. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

   As compensation for its services to the Trust, Phoenix Investment Counsel, Inc. ("PIC") (the "Adviser"), an indirect wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each Fund.

                                          1st $1        $1-2        $2 +
                                          Billion      Billion     Billion
                                          -------      -------     -------
Multi-Sector Fixed Income Fund ........    0.55%        0.50%       0.45%
Multi-Sector Short Term Bond Fund .....    0.55%        0.50%       0.45%

   As Distributor of each Fund's shares, Phoenix Equity Planning Corporation ("PEPCO"), an indirect, wholly-owned subsidiary of PNX, has advised the Fund that it retained net selling commissions and deferred sales charges for the six-month period ("the period") ended April 30, 2005, as follows:


                                  Class A          Class B           Class C         Class T
                                 Net Selling      Deferred          Deferred        Deferred
                                 Commissions    Sales Charges    Sales Charges    Sales Charges
                                 -----------    -------------    -------------    -------------
Multi-Sector Fixed
  Income Fund ...............      $ 9,203         $12,657           $3,618          $    --
Multi-Sector Short
  Term Bond Fund ............       28,949          19,696               16           46,081

   In addition, the Trust pays PEPCO distribution and/or service fees at the following annual rates as a percentage of the average daily net assets of each respective class:

                                        Class A    Class B    Class C    Class T
                                        -------    -------    -------    -------
Multi-Sector Fixed Income Fund ......    0.25%      1.00%       1.00%        --
Multi-Sector Short Term Bond Fund ...    0.25%      0.75%       0.50%      1.00%


   Under certain circumstances, shares of certain Phoenix Funds may be exchanged for shares of the same class of certain other Phoenix Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.

   As Financial Agent of the Trust, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost to PEPCO to provide tax services and oversight of the performance of PFPC Inc. (subagent to PEPCO) plus (2) the documented cost of fund accounting and related services provided by PFPC Inc. The fee schedule of PFPC Inc., ranges from 0.06% to 0.03% of the average daily net assets of each Fund. Certain minimum fees may apply. For the period ended April 30, 2005, the Trust incurred PEPCO financial agent fees totaling $327,358.

    PEPCO serves as the Trust's Transfer Agent with State Street Bank and Trust Company serving as sub-transfer agent. For the period ended April 30, 2005, transfer agent fees were $531,296 as reported in the Statements of Operations, of which PEPCO retained the following:

                                            Transfer Agent
                                             Fee Retained
                                             -------------
Multi-Sector Fixed Income Fund ...........      $ 47,317
Multi-Sector Short Term Bond Fund ........       173,725

   At April 30, 2005, PNX and its affiliates and the retirement plans of PNX and its affiliates held shares of the Trust as follows:

                                                                   Aggregate
                                                                   Net Asset
                                                       Shares        Value
                                                     ---------    -----------
Multi-Sector Short Term Bond Fund, Class A ......    2,552,902    $12,126,285
Multi-Sector Short Term Bond Fund, Class T ......      507,860      2,427,571

4. PURCHASES AND SALES OF SECURITIES

   Purchases and sales of securities (excluding U.S. Government and agency securities, short-term securities, swaps and forward currency contracts) for the period ended April 30, 2005, were as follows:

                                                 Purchases        Sales
                                               ------------    ------------
Multi-Sector Fixed Income Fund .............   $106,806,053    $123,093,065
Multi-Sector Short Term Bond Fund ..........    531,546,568     350,582,759

   Purchases and sales of long-term U.S. Government and agency securities for the period ended April 30, 2005, were as follows:

                                                 Purchases        Sales
                                               ------------    ------------
Multi-Sector Fixed Income Fund .............   $ 20,986,043       $ 772,765
Multi-Sector Short Term Bond Fund ..........    136,424,626      35,476,820

PHOENIX MULTI-SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2005 (UNAUDITED)(CONTINUED)


5. CREDIT RISK AND ASSET CONCENTRATIONS

   In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

   Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

   High yield/high risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the Adviser to accurately predict risk.

6. OTHER

   At April 30, 2005, Multi-Sector Short Term Bond Fund had one omnibus shareholder account, comprised of several individual shareholders, which amounted to 10.9% of the total shares outstanding. The omnibus shareholders are not affiliated with PNX.

7. ILLIQUID AND RESTRICTED SECURITIES

   Investments shall be considered illiquid if they cannot be disposed of in seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining illiquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of the Fund's Schedule of Investments where applicable.

   Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.
   At April 30, 2005, the Funds held the following restricted securities:

                                                            Market       % of
                                Acquisition  Acquisition    Value     Net Assets
                                    Date         Cost     at 4/30/05  at 4/30/05
                                ------------ ------------ ----------  ----------
MULTI-SECTOR FIXED INCOME FUND
  Northampton Pulp LLC            12/30/99     $348,720     $5,840       0.0%


   The Fund will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.

8. REGULATORY EXAMS

   Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by The Phoenix Companies and its subsidiaries with securities and other laws and regulations affecting their registered products. The Boston District Office of the SEC recently completed a compliance examination of certain of the Company's affiliates that are registered under the Investment Company Act of 1940 or the Investment Advisers Act of 1940. Following the examination, the staff of the Boston District Office issued a deficiency letter primarily focused on perceived weaknesses in procedures for monitoring trading to prevent market timing activity. The staff requested the Company to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether the Company believes reimbursement is necessary or appropriate under the circumstances. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. A third party was retained to assist the Company in preparing the analysis. The Company has responded to the SEC with respect to each comment in the letter. We do not believe that the outcome of this matter will be material to these financial statements.

9. FEDERAL INCOME TAX INFORMATION

   The Funds have the following capital loss carryovers which may be used to offset future capital gains:

                                                  Expiration Year
                                   -------------------------------------------
                                       2007            2008            2009
                                   -----------      ----------      ----------
Multi-Sector Fixed
  Income Fund                      $39,215,817      $9,038,031      $7,667,262
Multi-Sector Short Term
  Bond Fund                                 --              --              --

                                       2010            Total
                                   -----------      ----------
Multi-Sector Fixed
  Income Fund                      $13,774,073     $69,695,183
Multi-Sector Short Term
  Bond Fund                            204,803         204,803

   The Trust may not realize the benefit of these losses to the extent each Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

PHOENIX MULTI-SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2005 (UNAUDITED)(CONTINUED)


10. PROXY VOTING PROCEDURES

   The Adviser votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, 2004, free of charge, by calling toll free 800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

11. FORM N-Q INFORMATION

   Effective July 31, 2004, the Trust files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained at http://www.sec.gov/info/edgar/prrules.htm.

PHOENIX MULTI-SERIES TRUST
BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AGREEMENTS APRIL 30, 2005 (UNAUDITED)


   The Board of Trustees is responsible for overseeing the performance of the Funds' Adviser and for determining whether to approve and renew the Funds' investment advisory agreements. In approving each agreement, the Board primarily considered, with respect to each Fund, the nature and quality of the services provided under the respective agreement and the overall fairness of each agreement to the Funds. A report from the Adviser that addressed specific factors designed to inform the Board's consideration on these and other issues was supplied to Board members in advance of the annual contract review meeting and reviewed with them at that meeting.

   With respect to the nature and quality of the services provided, the Board regularly reviews information comparing the performance of each Fund with a peer group of funds and a relevant market index, the allocation of each Fund's brokerage commissions, including any allocations to affiliates, the Adviser's record of compliance with its investment policies and restrictions on personal securities transactions. The Board regularly reviews data relating to the quality of brokerage execution received by the other funds overseen by the Trustees, including the Adviser's use of brokers or dealers in fund transactions that provide research and other services to the Adviser and the potential benefits derived by the Funds from such services. Additionally, the Funds' portfolio managers meet with the Board from time to time to discuss the management and performance of their Fund(s) and respond to the Board's questions concerning performance of the Adviser.

   With respect to the overall fairness of the advisory agreements, the Board primarily considered information relating to each Fund's fee structure, including a comparative analysis of each Fund's management fees and total expenses with its respective peer group. The Board also considered the existence of any economies of scale and whether those would be passed along to the Funds' shareholders through a graduated advisory fee schedule or other means, including any fee waivers by the Adviser and/or its affiliates.

   At the annual contract review meeting held in November 2004, the Board reviewed an extensive questionnaire from the Adviser concerning its investment philosophy, resources, and compliance structure, copies of which each of the Board members had been provided prior to the meeting. The Board concluded, upon review of the questionnaire responses, that the Adviser possessed the fundamental resources necessary to meet its investment mandate. The Board also concluded, based upon a review of the financial statements provided by the Adviser, that the firm was sufficiently capitalized to remain economically viable during the coming year. Additionally, the Board concluded that the Adviser had no systemic legal or compliance problems that would interfere with the Funds' management.

   The Board also reviewed materials describing the financial profitability of the Adviser. The materials included information about how costs are allocated across the mutual fund complex and matched to revenues. The Board noted that the Adviser had not profited at the level that the industry, or the Phoenix corporate board, would expect; however, the Adviser assured the Board that it found the relationship commercially viable. The Board expressed their satisfaction with the information presented.

   Following considerable deliberations, the Board found each Fund's management fees to be comparable to those charged by a group of similarly situated funds in the industry as selected by an independent third party. The Board also found no evidence of material or systemic compliance violations by the Adviser in its management of each Fund. The Board noted the outstanding performance demonstrated by each of the Funds, especially that of the Short Term Bond Fund, which was at the top of its peer group over three years. The Board concluded that the costs of the services provided and the profits realized by the Adviser from its relationship with the Funds to be fair and reasonable. In drawing this conclusion, the Board considered the voluntary waiver of advisory and other fees to prevent total fund expenses from exceeding a specified cap. The Board did not identify any particular information that was all-important or controlling. Based on the Board's deliberation and its evaluation of the information described above, and assisted by the advice of independent counsel, the Board, including all of the Independent Trustees, unanimously approved the investment advisory agreement. It concluded that the compensation under the agreements is fair and reasonable in light of the services, expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.

FUND MANAGEMENT


     Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.

     The address of each individual, unless otherwise noted, is 56 Prospect Street, Hartford, CT 06115-0480. There is no stated term of office for Trustees of the Trust.


                                                        INDEPENDENT TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
                                                             NUMBER OF
                                                           PORTFOLIOS IN
                                                            FUND COMPLEX                    PRINCIPAL OCCUPATION(S)
      NAME, ADDRESS                         LENGTH OF       OVERSEEN BY                     DURING PAST 5 YEARS AND
    AND DATE OF BIRTH                      TIME SERVED        TRUSTEE                OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
E. Virgil Conway                           Served since         41         Chairman, Rittenhouse Advisors, LLC (consulting firm)
Rittenhouse Advisors, LLC                  1993.                           since 2001. Trustee/Director, Realty Foundation of New
101 Park Avenue                                                            York (1972-present), Josiah Macy, Jr. Foundation
New York, NY 10178                                                         (Honorary) (2004-present), Pace University
DOB: 8/2/29                                                                (Director/Trustee Emeritus) (2003-present), Greater New
                                                                           York Councils, Boy Scouts of America (1985-present), The
                                                                           Academy of Political Science (Vice Chairman)
                                                                           (1985-present), Urstadt Biddle Property Corp.
                                                                           (1989-present), Colgate University (Trustee Emeritus)
                                                                           (since 2004). Director/Trustee, The Harlem Youth
                                                                           Development Foundation, (Chairman) (1998-2002),
                                                                           Metropolitan Transportation Authority (Chairman)
                                                                           (1992-2001), Trism, Inc. (1994-2001), Consolidated Edison
                                                                           Company of New York, Inc. (1970-2002), Atlantic Mutual
                                                                           Insurance Company (1974-2002), Centennial Insurance
                                                                           Company (1974-2002), Union Pacific Corp. (1978-2002),
                                                                           BlackRock Freddie Mac Mortgage Securities Fund (Advisory
                                                                           Director) (1990-2000), Accuhealth (1994-2002), Pace
                                                                           University (1978-2003), New York Housing Partnership
                                                                           Development Corp. (Chairman) (1981-2003), Josiah Macy,
                                                                           Jr. Foundation (1975-2004).
------------------------------------------------------------------------------------------------------------------------------------
Harry Dalzell-Payne                        Served since         41         Currently retired. Trustee/Director, Phoenix Funds
The Flat, Elmore Court                     1993.                           Complex (1988-present).
Elmore, GL05, GL2 3NT
U.K.
DOB: 8/9/29
------------------------------------------------------------------------------------------------------------------------------------
S. Leland Dill                             Served since         39         Currently retired. Trustee, Phoenix Funds Complex
7721 Blue Heron Way                        2004.                           (1989-present). Trustee, Scudder Investments (33
West Palm Beach, FL 33412                                                  portfolios) (1986-present). Director, Coutts & Co. Trust
DOB: 3/28/30                                                               Holdings Limited (1991-2000), Coutts & Co. Group
                                                                           (1991-2000) and Coutts & Co. International (USA) (private
                                                                           banking) (1991-2000).
------------------------------------------------------------------------------------------------------------------------------------
Francis E. Jeffries                        Served since         42         Director, The Empire District Electric Company
8477 Bay Colony Dr. #902                   1995.                           (1984-2004). Trustee/Director, Phoenix Funds Complex
Naples, FL 34108                                                           (1995-present).
DOB: 9/23/30
------------------------------------------------------------------------------------------------------------------------------------
Leroy Keith, Jr.                           Served since         39         Partner, Stonington Partners, Inc. (private equity fund)
Stonington Partners, Inc.                  1993.                           since 2001. Director/Trustee, Evergreen Funds (six
736 Market Street, Ste. 1430                                               portfolios). Trustee, Phoenix Funds Complex
Chattanooga, TN 37402                                                      (1980-present). Chairman (1998 to 2000) and Chief
DOB: 2/14/39                                                               Executive Officer (1995-1998), Carson Products Company
                                                                           (cosmetics).
------------------------------------------------------------------------------------------------------------------------------------


                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                                             NUMBER OF
                                                           PORTFOLIOS IN
                                                            FUND COMPLEX                    PRINCIPAL OCCUPATION(S)
      NAME, ADDRESS                         LENGTH OF       OVERSEEN BY                     DURING PAST 5 YEARS AND
    AND DATE OF BIRTH                      TIME SERVED        TRUSTEE                OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Geraldine M. McNamara                      Served since         41         Managing Director, U.S. Trust Company of New York
U.S. Trust Company of                      2001.                           (private bank) (1982- present). Trustee/Director, Phoenix
New York                                                                   Funds Complex (2001-present).
11 West 54th Street
New York, NY 10019
DOB: 4/17/51
------------------------------------------------------------------------------------------------------------------------------------
Everett L. Morris                          Served since         41         Currently retired. Trustee/Director, Phoenix Funds
164 Laird Road                             1995.                           Complex (1995-present). Director, W.H. Reaves and Company
Colts Neck, NJ 07722                                                       (2004-present). Vice President, W.H. Reaves and Company
DOB: 5/26/28                                                               (investment management) (1993-2003).
------------------------------------------------------------------------------------------------------------------------------------
James M. Oates                             Served since         39         Chairman, Hudson Castle Group, Inc. (Formerly IBEX
Hudson Castle Group, Inc.                  1993.                           Capital Markets, Inc.) (financial services)
c/o Northeast Investment Management, Inc.                                  (1997-present). Managing Director Wydown Group
50 Congress Street                                                         (consulting firm) (1994-present). Director, Investors
Suite 1000                                                                 Financial Service Corporation (1995-present), Investors
Boston, MA 02109                                                           Bank & Trust Corporation (1995-present), Stifel Financial
DOB: 5/31/46                                                               (1996-present), Connecticut River Bancorp (1998-present),
                                                                           Connecticut River Bank (1999-present), Trust Company of
                                                                           New Hampshire (2002-present). Chairman, Emerson
                                                                           Investment Management, Inc. (2000-present). Vice
                                                                           Chairman, Massachusetts Housing Partnership (1994-1999).
                                                                           Director/Trustee, John Hancock Trust (2004-present), Blue
                                                                           Cross and Blue Shield of New Hampshire (1994-1999), AIB
                                                                           Govett Funds (1991-2000) and Command Systems, Inc.
                                                                           (1998-2000), Phoenix Investment Partners, Ltd.
                                                                           (1995-2001), 1Mind, Inc. (2000-2002), 1Mind.com, Plymouth
                                                                           Rubber Co. (1995-2003). Director and Treasurer, Endowment
                                                                           for Health, Inc. (2000-2004).
------------------------------------------------------------------------------------------------------------------------------------
Donald B. Romans                           Served since         39         Currently retired. President, Romans & Company (private
39 S. Sheridan Road                        2004.                           investors and financial consultants) (1987-2003).
Lake Forest, IL 60045                                                      Trustee/Director, Phoenix Funds Complex (1985- present).
DOB: 4/22/31                                                               Trustee, Burnham Investors Trust (5 portfolios)
                                                                           (1967-2003).
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Segerson                        Served since         39         Managing Director, Northway Management Company
Northway Management Company                1993.                           (1998-present). Trustee/Director, Phoenix Funds Complex
164 Mason Street                                                           (1988-present).
Greenwich, CT 06830
DOB: 2/16/46
------------------------------------------------------------------------------------------------------------------------------------
Ferdinand L. J. Verdonck                   Served since         39         Director, Banco Urquijo (Chairman). Trustee, Phoenix
Nederpolder, 7                             2004.                           Funds Complex (2004-present). Director EASDAQ (Chairman),
B-9000 Gent, Belgium                                                       The Fleming Continental European Investment Trust, Groupe
DOB: 7/30/42                                                               SNEF, Degussa Antwerpen N.V., Santens N.V. Managing
                                                                           Director, Almanij N.V. (1992-2003); Director, KBC Bank
                                                                           and Insurance Holding Company (Euronext) (1992-2003), KBC
                                                                           Bank (1992-2003), KBC Insurance (1992-2003), Kredietbank,
                                                                           S.A. Luxembourgeoise (1992-2003), Investco N.V.
                                                                           (1992-2003), Gevaert N.V. (1992-2003), Fidea N.V.
                                                                           (1992-2003), Almafin N.V. (1992-2003), Centea N.V.
                                                                           (1992-2003), Dutch Chamber of Commerce for Belgium and
                                                                           Luxemburg, Phoenix Investment Partners, Ltd. (1995-2001).
------------------------------------------------------------------------------------------------------------------------------------


                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                                             NUMBER OF
                                                           PORTFOLIOS IN
                                                            FUND COMPLEX                    PRINCIPAL OCCUPATION(S)
      NAME, ADDRESS                         LENGTH OF       OVERSEEN BY                     DURING PAST 5 YEARS AND
    AND DATE OF BIRTH                      TIME SERVED        TRUSTEE                OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Lowell P. Weicker, Jr.                     Served since         39         Director, Medallion Financial New York (2003-present),
7 Little Point Street                      1995.                           Compuware (1996- present), WWF, Inc. (2000-present).
Essex, CT 06426                                                            President, The Trust for America's Health (non-profit)
DOB: 5/16/31                                                               (2001-present). (Trustee/Director), Phoenix Funds Complex
                                                                           (1995-present). Director, UST, Inc. (1995-2004), HPSC
                                                                           Inc. (1995-2004).
------------------------------------------------------------------------------------------------------------------------------------


                               INTERESTED TRUSTEES

     Each of the individuals listed below is an "interested person" of the Trust, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.


------------------------------------------------------------------------------------------------------------------------------------
                                                             NUMBER OF
                                                           PORTFOLIOS IN
                                                            FUND COMPLEX                    PRINCIPAL OCCUPATION(S)
      NAME, ADDRESS                         LENGTH OF       OVERSEEN BY                     DURING PAST 5 YEARS AND
    AND DATE OF BIRTH                      TIME SERVED        TRUSTEE                OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
 *Marilyn E. LaMarche                      Served since         39         Limited Managing Director, Lazard Freres & Co. LLC
  Lazard Freres & Co. LLC                  2002.                           (1997-present). Trustee/Director, Phoenix Funds Complex
  30 Rockefeller Plaza,                                                    (2002-present). Director, The Phoenix Companies, Inc.
  59th Floor                                                               (2001-2005) and Phoenix Life Insurance Company
  New York, NY 10020                                                       (1989-2005).
  DOB: 5/11/34
------------------------------------------------------------------------------------------------------------------------------------
**Philip R. McLoughlin                     Served since         63         Director, PXRE Corporation (Delaware) (1985-present),
  DOB: 10/23/46                            1993.                           World Trust Fund (1991-present). Management Consultant
                                                                           (2002-2004), Chairman (1997-2002), Chief Executive
                                           Chairman                        Officer (1995-2002), Director (1995-2002) and Vice
                                                                           Chairman (1995-1997), Phoenix Investment Partners, Ltd.
                                                                           Director and Executive Vice President, The Phoenix
                                                                           Companies, Inc. (2000-2002). Director (1994-2002) and
                                                                           Executive Vice President, Investments (1987-2002),
                                                                           Phoenix Life Insurance Company. Director (1983-2002) and
                                                                           Chairman (1995-2002), Phoenix Investment Counsel, Inc.
                                                                           Director (1982-2002) and President (1990-2000), Phoenix
                                                                           Equity Planning Corporation. Chairman and President,
                                                                           Phoenix/Zweig Advisers LLC (2001-2002). Director
                                                                           (2001-2002) and President (April 2002-September 2002),
                                                                           Phoenix Investment Management Company. Director and
                                                                           Executive Vice President, Phoenix Life and Annuity
                                                                           Company (1996-2002). Director (1995-2000) and Executive
                                                                           Vice President (1994-2002) and Chief Investment Counsel
                                                                           (1994-2002), PHL Variable Insurance Company. Director,
                                                                           Phoenix National Trust Holding Company (2001-2002).
                                                                           Director (1985-2002) and Vice President (1986-2002) and
                                                                           Executive Vice President (2002-2002), PM Holdings, Inc.
                                                                           Director, W.S. Griffith Associates, Inc. (1995-2002).
                                                                           Director (1992-2002) and President (1993-1994), W.S.
                                                                           Griffith Securities, Inc.
------------------------------------------------------------------------------------------------------------------------------------

  *Ms. LaMarche is an "interested person," as defined in the Investment Company Act of 1940, by reason of her former position as
   Director of The Phoenix Companies, Inc. and Phoenix Life Insurance Company.
 **Mr. McLoughlin is an "interested person," as defined in the Investment Company Act of 1940, by reason of his former relationship with Phoenix Investment Partners, Ltd. and its affiliates.


                                             OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES


                             POSITION(S) HELD WITH                                 PRINCIPAL OCCUPATION(S)
      NAME, ADDRESS           TRUST AND LENGTH OF                                    DURING PAST 5 YEARS
    AND DATE OF BIRTH             TIME SERVED                              AND OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Daniel T. Geraci             President since 2004.         Executive Vice President, Asset Management, The Phoenix Companies, Inc.
DOB: 6/12/57                                               (wealth management) (since 2003). President and Chief Executive Officer,
                                                           Phoenix Investment Partners, Ltd. (since 2003). President, certain funds within the Phoenix Fund Complex (2004-present). President and Chief
                                                           Executive Officer of North American investment operations, Pioneer
                                                           Investment Management USA, Inc. (2001-2003). President of Private Wealth
                                                           Management Group (2000-2001), Executive Vice President of Distribution
                                                           and Marketing for U.S. institutional services business (1998-2000) and
                                                           Executive Vice President of Distribution and Marketing for Fidelity
                                                           Canada (1996-1998), Fidelity Investments.
------------------------------------------------------------------------------------------------------------------------------------
George R. Aylward            Executive Vice President      Senior Vice President and Chief Operating Officer, Asset Management, The
DOB: 8/17/64                 since 2004.                   Phoenix Companies, Inc. (2004-present). Executive Vice President and
                                                           Chief Operating Officer, Phoenix Investment Partners, Ltd.
                                                           (2004-present). Vice President, Phoenix Life Insurance Company
                                                           (2002-2004). Vice President, The Phoenix Companies, Inc. (2001-2004).
                                                           Vice President, Finance, Phoenix Investment Partners, Ltd. (2001-2002).
                                                           Assistant Controller, Phoenix Investment Partners, Ltd. (1996-2002).
------------------------------------------------------------------------------------------------------------------------------------
Francis G. Waltman           Senior Vice President         Vice President and Chief Administrative Officer, Phoenix Investment
DOB: 7/27/62                 since 2004.                   Partners, Ltd. (2003-present), Senior Vice President and Chief
                                                           Administrative Officer, Phoenix Equity Planning Corporation
                                                           (1999-present), Senior Vice President, certain funds within the Phoenix
                                                           Fund Complex (2004-present).
------------------------------------------------------------------------------------------------------------------------------------
Nancy G. Curtiss             Chief Financial Officer and   Vice President, Fund Accounting (1994-2000), Treasurer (1996-2000),
DOB: 11/24/52                Treasurer since 1996.         Assistant Treasurer (2001-2003), Phoenix Equity Planning Corporation.
                                                           Vice President (2003-present), Phoenix Investment Partners, Ltd. Chief
                                                           Financial Officer and Treasurer or Assistant Treasurer, Phoenix Fund
                                                           Complex (1994-present).
------------------------------------------------------------------------------------------------------------------------------------
Kevin J. Carr                Secretary and                 Vice President and Counsel, Phoenix Life Insurance Company (May
One American Row             Chief Legal Officer           2005-present). Vice President, Counsel, Chief Legal Officer and Secretary
Hartford, CT 06102           since 2005.                   of certain funds within the Phoenix Fund Complex (May 2005-present).
DOB: 8/3/54                                                Compliance Officer of Investments and Counsel, Travelers Life and Annuity
                                                           Company (January 2005-May 2005). Assistant General Counsel, The Hartford
                                                           Financial Services Group (1999-2005).
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX MULTI-SERIES TRUST

101 Munson Street
Greenfield, Massachusetts 01301



TRUSTEES
E. Virgil Conway
Harry Dalzell-Payne
S. Leland Dill
Francis E. Jeffries
Leroy Keith, Jr.
Marilyn E. LaMarche
Philip R. McLoughlin, Chairman
Geraldine M. McNamara
Everett L. Morris
James M. Oates
Donald B. Romans
Richard E. Segerson
Ferdinand L.J. Verdonck
Lowell P. Weicker, Jr.


OFFICERS
Daniel T. Geraci, President
George R. Aylward, Executive Vice President
Francis G. Waltman, Senior Vice President
Nancy G. Curtiss, Chief Financial Officer and Treasurer
Kevin J. Carr, Secretary and Chief Legal Officer


INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, CT 06115-0480


PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, CT 06115-0480


TRANSFER AGENT
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, CT 06115-0480


CUSTODIAN
State Street Bank and Trust Company
P.O. Box 5501
Boston, Massachusetts 02206-5501


HOW TO CONTACT US
Mutual Fund Services                                              1-800-243-1574
Advisor Consulting Group                                          1-800-243-4361
Telephone Orders                                                  1-800-367-5877
Text Telephone                                                    1-800-243-1926
Web site                                                  PHOENIXINVESTMENTS.COM

--------------------------------------------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
--------------------------------------------------------------------------------
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

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

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

                                                                 ---------------
                                                                   PRESORTED
                                                                    STANDARD
                                                                  U.S. POSTAGE
                                                                       PAID
                                                                 Louisville, KY
                                                                 Permit No. 1051
                                                                 ---------------


PHOENIX EQUITY PLANNING CORPORATION
P.O. Box 150480
Hartford, CT 06115-0480


[GRAPHIC OMITTED] PHOENIX
                  INVESTMENT PARTNERS, LTD.
                  A MEMBER OF THE PHOENIX COMPANIES, INC.


For more information about Phoenix mutual funds, please call your financial representative or contact us at 1-800-243-1574 or PhoenixInvestments.com




NOT INSURED BY FDIC/NCUSIF OR ANY FEDERAL GOVERNMENT AGENCY.
NO BANK GUARANTEE. NOT A DEPOSIT. MAY LOSE VALUE.



PXP1513                                                                     6-05



ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)  Not applicable.

     (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under the 1940 Act and
             Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)  Not applicable.

     (b)     Certifications  pursuant  to Rule  30a-2(b)  under the 1940 Act and
             Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)              Phoenix Multi-Series Trust
            --------------------------------------------------------------------

By (Signature and Title)*           /s/ George R. Aylward
                         -------------------------------------------------------
                               George R. Aylward, Executive Vice President
                               (principal executive officer)

Date              July 6, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*           /s/ George R. Aylward
                         -------------------------------------------------------
                               George R. Aylward, Executive Vice President
                               (principal executive officer)

Date              July 6, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*           /s/ Nancy G. Curtiss
                         -------------------------------------------------------
                               Nancy G. Curtiss, Chief Financial Officer
                               and Treasurer
                               (principal financial officer)

Date              June 28, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.